As filed with the Securities and Exchange Commission on March 10, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22696

Compass EMP Trust
(Exact name of registrant as specified in charter)

1450 Wireless Boulevard
Hauppage, NY 11788
(Address of principal executive offices) (Zip code)

Rob Walker
Compass EMP Funds
213 Overlook Circle, Suite A-1
Brentwood, TN 37027
(Name and address of agent for service)

Registrant's telephone number, including area code: (615) 620-8600

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2014

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED INDEX ETF
COMPASS EMP U.S. DISCOVERY 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF
COMPASS EMP DEVELOPED 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF
COMPASS EMP U.S. EQ INCOME 100 ENHANCED VOLATILITY WEIGHTED INDEX ETF

December 31, 2014

Must be proceeded or accompanied by a prospectus.

“Progress is impossible without change.” ― George Bernard Shaw

December 2014

Dear Shareholder,

The second half of 2014 brought exciting developments to Compass EMP Funds and our shareholders.  We launched five (5) new ETFs, we were honored by NASDAQ with the privilege of ringing the Opening Bell on August 22nd, and we announced on November 26th that we have entered into a business combination agreement with Victory Capital.  Each of these was an important milestone in our company and validation of the progress that we have been achieving.

This acquisition by Victory Capital is an extension of their multi-boutique business model in which autonomous investment franchises deliver client-centric solutions across a variety of asset classes.  We consider this to be a benefit to you due to their size, experiences, reputation and capabilities.

Looking ahead, it is expected that the Compass EMP investment methodologies will not change, the current investment management team will remain intact, the client servicing team will remain intact and the Compass EMP Funds name will also remain.  This transaction is expected to close in mid-2015 and is subject to customary regulatory review, closing conditions and consents.  We will be forwarding you a detailed overview and proxy regarding your approval of this transaction.

As a reminder, our five index-base ETFs all follow the rules-based methodology of their respective CEMP Volatility Weighted Indexes.  Since the inception of each of the Compass EMP ETFs, each has tracked to their respective CEMP Index as expected and according to the prospectus.

We deem it a privilege to serve you.
Thank you.

Stephen M. Hammers, CIMA®
Chief Investment Officer
Compass EMP Funds

Investments involve risk. Principal loss is possible. The ETFs have the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The ETFs may invest, directly or indirectly, in “junk bonds”. Such securities are speculative investments that carry greater risks than higher quality debt securities. In general the price of a fixed income security falls when interest rates rise. Investing in medium cap companies involves additional risks such as limited liquidity and greater volatility than large companies. The ETFs are not actively managed and may be affected by a general decline in market segments related to the index. The ETFs invest in securities included in, or representative of securities included in, the index, regardless of their investment merits. The performance of the ETFs may diverge from that of the Index.

Past performance is not a guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Compass EMP Funds ETFs are distributed by Quasar Distributors, LLC.
Compass Efficient Model Portfolios, LLC is the advisor to the Compass EMP Funds.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED INDEX ETF
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund's performance figures * for the period ending December 31, 2014, compared to its benchmarks:

Cumulative Return
Period Ended December 31, 2014	Since Inception(1)
Compass EMP U.S. 500 Volatility Weighted Index ETF - NAV	4.77%
Compass EMP U.S. 500 Volatility Weighted Index ETF - Market	4.73%
CEMP U.S. Large Cap 500 Volatility Weighted Index (2)	4.94%
S&P 500 Index (2)	5.39%

The CEMP U.S. Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings and with an equal weighting of risk among all 500 stocks.  The S&P 500 Index is a market-cap weighted index composed of the common stocks of 500 leading U.S. companies.

*The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated June 30, 2014, as supplemented July 31, 2014 is 0.58%.  For performance information current to the most recent month-end, please call 1-866-376-7890.

(1) Inception date is July 1, 2014.

(2) Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

Components of Portfolio Holdings	% of Net Assets
Industrials	16.9%
Consumer Discretionary	15.6%
Financials	14.8%
Information Technology	12.5%
Health Care	10.3%
Consumer Staples	9.7%
Utilities	7.2%
Materials	7.0%
Energy	5.4%
Telecommunication Services	0.6%
100.0%

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF PORTFOLIO REVIEW December 31, 2014 (Unaudited)

The Fund's performance figures * for the period ending December 31, 2014, compared to its benchmarks:

Cumulative Return
Period Ended December 31, 2014	Since Inception(1)
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF - NAV	9.04%
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF - Market	9.89%
CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index(2)	9.63%
Russell 2000 Index(2)	8.70%

The CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index is based on the daily price of the CEMP U.S. Small Cap 500 Volatility Weighted Index.  If the underlying index declines from its daily highest value, the CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index will follow a predefined hedging and dollar cost averaging schedule based on the size of the decline of the underlying index.  The CEMP U.S. Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks $3 Billion or less with consistent positive earnings and with an equal weighting of risk among all 500 stocks.  The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks.

*The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated June 30, 2014, as supplemented July 31, 2014 is 0.68%.  For performance information current to the most recent month-end, please call 1-866-376-7890.

(1) Inception date is August 1, 2014.

(2) Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

Components of Portfolio Holdings	% of Net Assets
Financials	24.9%
Industrials	18.7%
Consumer Discretionary	16.3%
Information Technology	15.2%
Health Care	7.6%
Materials	5.6%
Utilities	5.2%
Consumer Staples	3.2%
Energy	2.2%
Telecommunication Services	1.1%
100.0%

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF PORTFOLIO REVIEW December 31, 2014 (Unaudited)

The Fund's performance figures * for the period ending December 31, 2014, compared to its benchmarks:

Cumulative Return
Period Ended December 31, 2014	Since Inception(1)
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF - NAV	4.61%
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF - Market	5.28%
CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index(2)	4.94%
S&P 500 Index (2)	5.39%

The CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index is based on the daily price of the CEMP U.S. Large Cap 500 Volatility Weighted Index.  If the underlying index declines from its daily highest value, the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index will follow a predefined hedging and dollar cost averaging schedule based on the size of the decline of the underlying index.  The S&P 500 Index is a market-cap weighted index composed of the common stocks of 500 leading U.S. companies.

*The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated June 30, 2014, as supplemented July 31, 2014 is 0.68%.  For performance information current to the most recent month-end, please call 1-866-376-7890.

(1) Inception date is July 1, 2014.

(2) Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

Components of Portfolio Holdings	% of Net Assets
Industrials	16.9%
Consumer Discretionary	15.6%
Financials	14.8%
Information Technology	12.5%
Health Care	10.3%
Consumer Staples	9.7%
Utilities	7.2%
Materials	7.0%
Energy	5.4%
Telecommunication Services	0.6%
100.0%

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF PORTFOLIO REVIEW December 31, 2014 (Unaudited)

The Fund's performance figures * for the period ending December 31, 2014, compared to its benchmarks:

Cumulative Return
Period Ended December 31, 2014	Since Inception(1)
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF - NAV	-1.97%
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF - Market	-1.92%
CEMP International 500 Long/Cash Volatility Weighted Index(2)	-1.52%
MSCI EAFE Index(2)	-3.53%

The CEMP International 500 Long/Cash Volatility Weighted Index is based on the daily price of CEMP International 500 Volatility Weighted Index.  If the underlying index declines from its daily highest value, the CEMP International 500 Long/Cash Volatility Weighted Index will follow a predefined hedging and dollar cost averaging schedule based on the size of the decline of the underlying index.  The CEMP International 500 Volatility Weighted Index consists of 500 of the largest developed country stocks with consistent positive earnings and with an equal weighting of risk among all 500 stocks.  The MSCI EAFE Index is a market-cap weighted index composed of the common stocks of 500 international companies.

*The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated June 30, 2014, as supplemented July 31, 2014 is 0.78%.  For performance information current to the most recent month-end, please call 1-866-376-7890.

(1) Inception date is September 30, 2014.

(2) Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

Components of Portfolio Holdings	% of Net Assets
Japan	18.8%
United Kingdom	12.8%
Canada	11.2%
France	8.7%
Hong Kong	8.5%
Switzerland	7.5%
Germany	5.9%
Australia	5.2%
Singapore	3.9%
Spain	3.5%
Sweden	3.2%
Netherlands	2.6%
Italy	1.7%
Belgium	1.4%
Ireland	1.2%
Finland	1.0%
Denmark	0.9%
Norway	0.8%
Israel	0.7%
Portugal	0.3%
Austria	0.2%
100.0%

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF PORTFOLIO REVIEW December 31, 2014 (Unaudited)

The Fund's performance figures * for the period ending December 31, 2014, compared to its benchmarks:

Cumulative Return
Period Ended December 31, 2014	Since Inception(1)
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF - NAV	6.15%
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF - Market	6.67%
CEMP U.S. Large Cap 100 High Dividend Long/Cash Volatility Weighted Index(2)	6.50%
S&P 500 Index (2)	5.39%

The CEMP U.S. Large Cap High Dividend 100 Long/Cash Volatility Weighted Index is based on the daily price of CEMP U.S. Large Cap High Dividend 100 Volatility Weighted Index.  If the underlying index declines from its daily highest value, the CEMP U.S. Large Cap High Dividend 100 Long/Cash Volatility Weighted Index will follow a predefined hedging and dollar cost averaging schedule based on the size of the decline of the underlying index.  The CEMP U.S. Large Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index.  The S&P 500 Index is a market-cap weighted index composed of the common stocks of 500 leading U.S. companies.

*The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund's prospectus dated June 30, 2014, as supplemented July 31, 2014 is 0.68%.  For performance information current to the most recent month-end, please call 1-866-376-7890.

(1) Inception date is July 1, 2014.

(2) Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

Components of Portfolio Holdings	% of Net Assets
Utilities	24.1%
Consumer Staples	16.3%
Financials	11.8%
Consumer Discretionary	10.8%
Industrials	8.8%
Information Technology	7.8%
Energy	7.2%
Health Care	6.7%
Materials	4.0%
Telecommunication Services	2.5%
100.0%

Compass EMP U.S. 500 Volatility Weighted Index ETF
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.9%
	Aerospace & Defense - 2.5%
122	B/E Aerospace, Inc. *	$7,078
121	General Dynamics Corporation	16,652
202	Honeywell International, Inc.	20,184
99	L-3 Communications Holdings, Inc.	12,495
90	Lockheed Martin Corporation	17,331
122	Northrop Grumman Corporation	17,982
55	Precision Castparts Corporation	13,248
141	Raytheon Company	15,252
231	Rockwell Collins, Inc.	19,515
296	Textron, Inc.	12,465
110	The Boeing Company	14,298
170	United Technologies Corporation	19,550
		186,050
	Air Freight & Logistics - 1.0%
190	CH Robinson Worldwide, Inc.	14,229
324	Expeditors International of Washington, Inc.	14,454
103	FedEx Corporation	17,887
220	United Parcel Service, Inc.	24,457
		71,027
	Airlines - 0.5%
198	Alaska Air Group, Inc.	11,833
207	Delta Air Lines, Inc.	10,182
335	Southwest Airlines Company	14,177
		36,192
	Auto Components - 0.7%
209	BorgWarner, Inc.	11,484
274	Johnson Controls, Inc.	13,245
124	Lear Corp.	12,162
115	TRW Automotive Holdings Corporation *	11,828
		48,719
	Automobiles - 0.5%
930	Ford Motor Company	14,415
361	General Motors Company	12,603
195	Harley-Davidson, Inc.	12,852
		39,870
	Beverages - 1.8%
193	Brown-Forman Corporation	16,953
359	Coca-Cola Enterprises, Inc.	15,875
150	Constellation Brands, Inc. *	14,725
256	Dr Pepper Snapple Group, Inc.	18,350
202	Molson Coors Brewing Company	15,053
70	Monster Beverage Corporation *	7,585
226	Pepsico, Inc.	21,371

477	The Coca-Cola Company	20,139
		130,051
	Biotechnology - 0.6%
82	Amgen, Inc.	13,062
22	Biogen Idec, Inc. *	7,468
98	Celgene Corporation *	10,962
86	Gilead Sciences, Inc. *	8,106
20	Regeneron Pharmaceuticals, Inc. *	8,205
		47,803
	Building Products - 0.3%
232	Fortune Brands Home & Security, Inc.	10,503
440	Masco Corporation	11,088
		21,591
	Capital Markets - 3.0%
48	Affiliated Managers Group, Inc. *	10,188
104	Ameriprise Financial, Inc.	13,754
42	Blackrock, Inc.	15,018
239	Franklin Resources, Inc.	13,233
317	Invesco Ltd.	12,528
226	Legg Mason, Inc.	12,062
353	Morgan Stanley	13,696
252	Northern Trust Corporation	16,985
234	Raymond James Financial, Inc.	13,406
356	SEI Investments Company	14,254
188	State Street Corporation	14,758
183	T. Rowe Price Group, Inc.	15,712
336	TD Ameritrade Holding Corporation	12,022
395	The Bank of New York Mellon Corporation	16,025
344	The Charles Schwab Corporation	10,385
90	The Goldman Sachs Group, Inc.	17,445
		221,471
	Chemicals - 4.8%
105	Air Products & Chemicals, Inc.	15,144
154	Airgas, Inc.	17,738
229	Celanese Corporation	13,731
50	CF Industries Holdings, Inc.	13,627
279	E. I. du Pont de Nemours and Company	20,629
166	Eastman Chemical Company	12,593
179	Ecolab, Inc.	18,709
218	FMC Corporation	12,433
440	Huntsman Corporation	10,023
171	International Flavors & Fragrances, Inc.	17,333
136	LyondellBasell Industries N.V.	10,797
36	NewMarket Corporation	14,527
83	PPG Industries, Inc.	19,185
158	Praxair, Inc.	20,470
335	RPM International, Inc.	16,988
219	Sigma-Aldrich Corporation	30,062
254	The Dow Chemical Company	11,585
370	The Mosaic Company	16,890

75	The Sherwin-Williams Company	19,728
203	The Valspar Corporation	17,555
138	W.R. Grace & Company *	13,164
117	Westlake Chemical Corporation	7,148
		350,059
	Commercial Banks - 3.4%
456	BB&T Corporation	17,734
272	CIT Group, Inc.	13,010
251	Citigroup, Inc.	13,582
274	Comerica Incorporated	12,834
728	Fifth Third Bancorp	14,833
208	First Republic Bank San Francis Cal Com	10,841
1,405	Huntington Bancshares Incorporated	14,780
944	Keycorp.	13,122
169	M&T Bank Corporation	21,230
1,276	Regions Financial Corporation	13,474
91	Signature Bank *	11,462
372	SunTrust Banks, Inc.	15,587
98	SVB Financial Group *	11,375
198	The PNC Financial Services Group, Inc.	18,063
474	US Bancorp Del DEPOSITARY SH S	21,306
396	Wells Fargo & Company	21,709
		244,942
	Commercial Services & Supplies - 1.3%
272	Cintas Corporation	21,336
596	Republic Services, Inc.	23,989
204	Stericycle, Inc. *	26,740
215	The ADT Corporation	7,790
360	Waste Connections, Inc.	15,836
		95,691
	Communications Equipment - 1.2%
672	Cisco Systems, Inc.	18,692
78	F5 Networks, Inc. *	10,176
217	Harris Corporation	15,585
419	Juniper Networks, Inc.	9,352
290	Motorola Solutions, Inc.	19,453
198	QUALCOMM Incorporated	14,718
		87,976
	Construction & Engineering - 0.5%
194	Fluor Corporation	11,763
248	Jacobs Engineering Group, Inc. *	11,083
362	Quanta Services, Inc. *	10,277
		33,123
	Construction Materials - 0.2%
181	Vulcan Materials Company	11,897
	Consumer Finance - 0.7%
176	American Express Company	16,375
193	Capital One Financial Corporation	15,932
233	Discover Financial Services	15,259
		47,566

	Containers & Packaging - 1.3%
285	Ball Corporation	19,428
325	Crown Holdings, Inc. *	16,543
346	MeadWestvaco Corporation	15,359
176	Packaging Corporation of America	13,737
245	Rock-Tenn Company	14,940
309	Sealed Air Corporation	13,111
		93,118
	Distributors - 0.4%
185	Genuine Parts Company	19,715
305	LKQ Corporation*	8,577
		28,292
	Diversified Financial Services - 1.2%
180	CME Group, Inc.	15,957
617	Leucadia National Corporation	13,833
174	McGraw Hill Financial, Inc.	15,483
140	Moody's Corporation	13,413
270	MSCI, Inc.	12,809
313	The Nasdaq OMX Group, Inc.	15,011
		86,506
	Diversified Telecommunication Services - 0.6%
536	AT&T, Inc.	18,004
373	Verizon Communications, Inc.	17,449
977	Windstream Holdings, Inc.	8,051
		43,504
	Electric Utilities - 2.9%
318	American Electric Power Co., Inc.	19,309
224	Entergy Corporation	19,595
419	Exelon Corporation	15,537
413	ITC Holdings Corporation	16,698
191	NextEra Energy, Inc.	20,301
438	Northeast Utilities	23,442
544	OGE Energy Corporation	19,301
422	Pepco Holdings, Inc.	11,364
312	Pinnacle West Capital Corporation	21,313
487	Southern Company	23,917
645	Xcel Energy, Inc.	23,168
		213,945
	Electrical Equipment - 1.1%
65	Acuity Brands, Inc.	9,105
318	Ametek, Inc.	16,736
188	Eaton Corporation plc	12,777
281	Emerson Electric Co.	17,346
128	Hubbell, Inc.	13,674
114	Rockwell Automation, Inc.	12,677
		82,315
	Electronic Equipment, Instruments & Components - 1.0%
360	Amphenol Corporation	19,372
210	Arrow Electronics, Inc. *	12,157
270	Avnet, Inc.	11,615

587	Corning, Inc.	13,460
1,114	Flextronics International Ltd. *	12,454
270	Trimble Navigation Limited *	7,166
		76,224
	Energy Equipment & Services - 1.4%
200	Baker Hughes Incorporated	11,214
208	Cameron International Corporation *	10,389
248	Diamond Offshore Drilling, Inc.	9,104
142	Dresser-rand Group, Inc. *	11,615
240	FMC Technologies, Inc. *	11,242
187	Halliburton Company	7,355
111	Helmerich & Payne, Inc.	7,484
178	National Oilwell Varco, Inc.	11,664
191	Oceaneering International, Inc.	11,233
146	Schlumberger Limited	12,470
		103,770
	Food & Staples Retailing - 2.0%
156	Costco Wholesale Corporation	22,113
248	CVS Health Corporation	23,885
1,277	Rite Aid Corporation *	9,603
575	Sysco Corporation	22,822
285	The Kroger Co.	18,300
140	Walgreens Boots Alliance Inc Com	10,668
330	Wal-Mart Stores, Inc.	28,340
196	Whole Foods Market, Inc.	9,882
		145,613
	Food Products - 3.0%
303	Archer-Daniels-Midland Company	15,756
367	General Mills, Inc.	19,572
329	Hormel Foods Corporation	17,141
154	Ingredion Incorporated	13,065
240	Kellogg Company	15,706
41	Keurig Green Mountain, Inc.	5,428
307	Kraft Foods Group, Inc.	19,237
252	McCormick & Company, Inc.	18,724
149	Mead Johnson Nutrition Company	14,980
460	Mondelez International, Inc.	16,709
270	Pilgrim's Pride Corporation *	8,853
201	The Hershey Company	20,890
171	The J.M. Smucker Company	17,268
226	The WhiteWave Foods Company *	7,908
235	Tyson Foods, Inc.	9,421
		220,658
	Gas Utilities - 0.5%
346	AGL Resources, Inc.	18,860
201	National Fuel Gas Company	13,976
		32,836
	Health Care Equipment & Supplies - 3.5%
447	Abbott Laboratories	20,124
277	Baxter International, Inc.	20,301

184	Becton, Dickinson and Company	25,606
335	CareFusion Corporation *	19,879
414	DENTSPLY International, Inc.	22,054
97	Edwards Lifesciences Corporation *	12,356
120	Idexx Laboratories, Inc. *	17,792
14	Intuitive Surgical, Inc. *	7,405
246	Medtronic, Inc.	17,761
236	ResMed, Inc.	13,230
228	St. Jude Medical, Inc.	14,827
221	Stryker Corporation	20,847
70	The Cooper Companies, Inc.	11,346
187	Varian Medical Systems, Inc. *	16,177
121	Zimmer Holdings, Inc.	13,724
		253,429
	Health Care Providers & Services - 2.8%
150	Aetna, Inc.	13,324
109	Anthem, Inc.	13,698
119	Cigna Corporation	12,246
245	DaVita Healthcare Partners, Inc. *	18,556
198	Express Scripts Holdings Company *	16,765
149	HCA Holdings, Inc. *	10,935
168	Henry Schein, Inc. *	22,873
163	Laboratory Corporation of America Holdings *	17,588
71	McKesson Corporation	14,738
288	MEDNAX, Inc. *	19,040
242	Quest Diagnostics, Inc.	16,229
174	UnitedHealth Group Incorporated	17,590
101	Universal Health Services, Inc.	11,237
		204,819
	Health Care Technology - 0.2%
193	Cerner Corporation *	12,479
	Hotels, Restaurants & Leisure - 2.2%
427	Aramark	13,301
13	Chipotle Mexican Grill, Inc. *	8,899
259	Darden Restaurants, Inc.	15,185
215	Hyatt Hotels Corporation *	12,945
146	Las Vegas Sands Corporation	8,491
244	Marriott International, Inc.	19,039
273	McDonald's Corporation	25,580
1	Restaurant Brands International, Inc. *	39
157	Royal Caribbean Cruises Ltd.	12,942
156	Starwood Hotels & Resorts Worldwide, Inc.	12,647
176	Wyndham Worldwide Corporation	15,094
42	Wynn Resorts Ltd.	6,248
175	Yum! Brands, Inc.	12,749
		163,159
	Household Durables - 1.6%
385	DR Horton, Inc.	9,737
70	Harman International Industries, Incorporated	7,470
295	Jarden Corporation *	14,124

295	Lennar Corporation	13,219
85	Mohawk Industries, Inc. *	13,205
445	Newell Rubbermaid, Inc.	16,950
656	PulteGroup, Inc.	14,078
395	Toll Brothers, Inc. *	13,537
73	Whirlpool Corporation	14,143
		116,463
	Household Products - 1.8%
317	Church & Dwight Co., Inc.	24,983
324	Colgate-Palmolive Co.	22,417
91	Energizer Holdings, Inc.	11,699
200	Kimberly-Clark Corporation	23,108
232	The Clorox Company	24,177
277	The Procter & Gamble Company	25,232
		131,616
	Industrial Conglomerates - 1.3%
139	3M Company	22,840
190	Carlisle Companies Incorporated	17,146
212	Danaher Corporation	18,171
712	General Electric Company	17,992
109	Roper Industries, Inc.	17,042
		93,191
	Insurance - 5.1%
315	AFLAC, Inc.	19,243
54	Alleghany Corporation *	25,029
365	American Financial Group, Inc.	22,163
284	American International Group, Inc.	15,907
379	Arthur J Gallagher & Company	17,843
424	Cincinnati Financial Corporation	21,976
369	CNA Financiall Corporation	14,284
634	Genworth Financial, Inc. *	5,389
208	Lincoln National Corporation	11,995
36	Markel Corporation *	24,582
359	Marsh & McLennan Companies, Inc.	20,549
236	MetLife, Inc.	12,765
247	Principal Financial Group, Inc.	12,829
658	Progressive Corporation	17,760
312	The Allstate Corporation	21,918
238	The Chubb Corporation	24,626
239	The Travelers Companies, Inc.	25,298
388	Torchmark Corporation	21,018
407	Unum Group	14,196
456	W.R. Berkley Corporation	23,375
		372,745
	Internet & Catalog Retail - 0.5%
594	Liberty Interactive Corporation *	17,475
14	Netflix, Inc. *	4,783
8	The Priceline Group, Inc. *	9,122
68	TripAdvisor, Inc. *	5,077
		36,457

	Internet Software & Services - 0.7%
126	Akamai Technologies, Inc. *	7,933
89	Facebook, Inc. *	6,944
21	Google, Inc. *	11,144
193	VeriSign, Inc. *	11,001
207	Yahoo!, Inc. *	10,455
		47,477
	IT Services - 3.4%
38	Alliance Data Systems Corporation *	10,870
376	Amdocs Limited	17,542
242	Automatic Data Processing, Inc.	20,176
211	Cognizant Technology Solutions Corporation *	11,111
198	Computer Sciences Corporation	12,484
282	Fidelity National Information Services, Inc.	17,540
261	Fiserv, Inc. *	18,523
66	FleetCor Technologies, Inc. *	9,815
152	Gartner, Inc. *	12,800
92	International Business Machines Corporation	14,760
148	MasterCard Incorporated	12,752
448	Paychex, Inc.	20,684
222	Teradata Corporation *	9,697
763	The Western Union Company	13,665
507	Total System Services, Inc.	17,218
64	Visa, Inc.	16,781
866	Xerox Corporation	12,003
		248,421
	Leisure Products - 0.4%
312	Hasbro, Inc.	17,157
74	Polaris Industries, Inc.	11,192
		28,349
	Life Sciences Tools & Services - 1.0%
302	Agilent Technologies, Inc.	12,364
37	Illumina, Inc. *	6,830
50	Mettler-Toledo International, Inc. *	15,123
220	Quintiles Transnational Holdings, Inc. *	12,951
125	Thermo Fisher Scientific, Inc.	15,661
115	Waters Corporation *	12,963
		75,892
	Machinery - 4.4%
431	Allison Transmission Holdings, Inc.	14,611
147	Caterpillar, Inc.	13,455
174	Colfax Corporation *	8,973
97	Cummins, Inc.	13,985
254	Deere & Company	22,471
336	Donaldson Company, Inc.	12,980
173	Dover Corporation	12,408
157	Flowserve Corporation	9,393
206	Idex Corporation	16,035
231	Illinois Tool Works, Inc.	21,876
210	Ingersoll-Rand Plc	13,312

191	Joy Global, Inc.	8,885
187	Lincoln Electric Holdings, Inc.	12,920
175	Nordson Corporation	13,643
226	Paccar, Inc.	15,370
193	Pall Corporation	19,534
113	Parker-Hannifin Corporation	14,571
116	Snap-On, Incorporated	15,862
165	Stanley Black & Decker, Inc.	15,853
190	Trinity Industries, Inc.	5,322
136	Wabco Holdings, Inc. *	14,250
153	Wabtec Corporation	13,294
291	Xylem, Inc.	11,078
		320,081
	Marine - 0.1%
98	Kirby Corporation *	7,913
	Media - 2.7%
651	Cablevision Systems Corporation	13,436
199	CBS Corporation	11,013
268	Comcast Corporation	15,547
147	DIRECTV *	12,745
296	Discovery Communications, Inc. *	10,197
370	Gannett Company, Inc.	11,814
384	Liberty Media Corporation *	13,544
208	Omnicom Group, Inc.	16,114
166	Scripps Networks Interact, Inc.	12,495
3,413	Sirius XM Holdings, Inc. *	11,945
202	The Madison Square Garden Company *	15,202
168	The Walt Disney Company	15,824
101	Time Warner Cable, Inc.	15,358
114	Time Warner, Inc.	9,738
192	Viacom, Inc.	14,448
		199,420
	Metals & Mining - 0.7%
359	Freeport-McMoRan, Inc.	8,386
263	Nucor Corporation	12,900
195	Reliance Steel & Aluminum Company	11,948
331	Southern Copper Corporation	9,334
405	Steel Dynamics, Inc.	7,995
		50,563
	Multiline Retail - 1.3%
163	Dollar General Corporation *	11,524
267	Dollar Tree, Inc. *	18,792
94	Family Dollar Stores, Inc.	7,446
211	Kohl's Corporation	12,879
205	Macy's, Inc.	13,479
162	Nordstrom, Inc.	12,861
223	Target Corporation	16,928
		93,909
	Multi-Utilities - 3.6%
344	Alliant Energy Corporation	22,849

409	Ameren Corporation	18,867
616	CMS Energy Corporation	21,406
335	Consolidated Edison, Inc.	22,113
249	Dominion Resources, Inc.	19,148
244	DTE Energy Company	21,074
523	MDU Resources Group, Inc.	12,291
477	NiSource, Inc.	20,234
355	PG&E Corporation	18,900
408	Public Service Enterprise Group, Inc.	16,895
376	SCANA Corporation	22,711
201	Sempra Energy	22,383
383	Wisconsin Energy Corporation	20,200
		259,071
	Oil, Gas & Consumable Fuels - 4.0%
157	Apache Corporation	9,839
305	Cabot Oil & Gas Corporation	9,031
155	Chevron Corporation	17,388
65	Cimarex Energy Company	6,890
73	Concho Resources, Inc. *	7,282
229	ConocoPhillips	15,815
140	Continental Resources, Inc. *	5,370
213	Devon Energy Corporation	13,038
115	EOG Resources, Inc.	10,588
129	EQT Corporation	9,765
193	Exxon Mobil Corporation	17,843
176	Hess Corporation	12,992
238	HollyFrontier Corporation	8,920
335	Kinder Morgan, Inc.	14,174
402	Marathon Oil Corporation	11,373
117	Marathon Petroleum Corporation	10,560
218	Murphy Oil Corporation	11,013
176	Noble Energy, Inc.	8,348
177	Occidental Petroleum Corporation	14,268
212	ONEOK, Inc.	10,555
160	Phillips 66	11,472
162	Range Resources Corporation	8,659
86	SM Energy Company	3,318
331	Southwestern Energy Company *	9,033
462	Spectra Energy Corporation	16,771
59	Targa Resources Corporation	6,257
179	Valero Energy Corporation	8,861
		289,423
	Personal Products - 0.2%
213	Lauder Estee Cos, Inc.	16,231
	Pharmaceuticals - 2.0%
202	AbbVie, Inc.	13,219
52	Allergan, Inc.	11,055
230	Bristol-Myers Squibb Company	13,577
244	Eli Lilly and Company	16,834
225	Hospira, Inc. *	13,781

192	Johnson & Johnson	20,077
243	Merck & Company, Inc.	13,800
198	Mylan, Inc. *	11,161
542	Pfizer, Inc.	16,883
424	Zoetis, Inc.	18,245
		148,632
	Professional Services - 1.3%
210	Equifax, Inc.	16,983
119	IHS, Inc. *	13,552
146	ManpowerGroup, Inc.	9,953
337	Nielsen N.V.	15,074
238	Robert Half International, Inc.	13,894
99	Towers Watson & Company	11,204
266	Verisk Analytics, Inc. *	17,037
		97,697
	Real Estate Management & Development - 0.4%
427	CBRE Group, Inc. *	14,625
115	Jones Lang LaSalle Incorporated	17,242
		31,867
	Road & Rail - 1.7%
37	AMERCO	10,518
492	CSX Corporation	17,825
144	Genesee & Wyoming, Inc. *	12,948
224	JB Hunt Transport Services, Inc.	18,872
77	Kansas City Southern	9,396
137	Norfolk Southern Corporation	15,017
212	Old Dominion Freight Line, Inc. *	16,460
180	Union Pacific Corporation	21,443
		122,479
	Semiconductors & Semiconductor Equipment - 2.6%
417	Altera Corporation	15,404
289	Analog Devices, Inc.	16,045
494	Applied Materials, Inc.	12,311
166	Cree, Inc. *	5,349
83	First Solar, Inc. *	3,701
378	Intel Corporation	13,718
187	KLA-Tencor Corporation	13,150
141	Lam Research Corporation	11,187
312	Linear Technology Corporation	14,227
363	Maxim Integrated Products, Inc.	11,569
319	Microchip Technology, Inc.	14,390
228	Micron Technology, Inc. *	7,982
548	NVIDIA Corporation	10,987
140	Skyworks Solutions, Inc.	10,179
301	Texas Instruments, Inc.	16,093
231	Xilinx, Inc.	10,000
		186,292
	Software - 2.3%
431	Activision Blizzard, Inc.	8,685
157	Adobe Systems, Inc. *	11,414

178	Ansys, Inc. *	14,596
186	Autodesk, Inc. *	11,171
519	CA Technologies, Inc.	15,803
147	Citrix Systems, Inc. *	9,379
103	FactSet Research Systems, Inc.	14,497
319	Microsoft Corporation	14,818
379	Oracle Corporation	17,044
190	Red Hat, Inc. *	13,137
382	Symantec Corporation	9,800
382	Synopsys, Inc. *	16,605
93	VMware, Inc. *	7,674
		164,623
	Specialty Retail - 3.9%
79	Advance Auto Parts, Inc.	12,583
223	Autonation, Inc. *	13,471
30	AutoZone, Inc. *	18,573
167	Bed Bath & Beyond, Inc. *	12,720
154	Best Buy Co., Inc.	6,003
186	CarMax, Inc. *	12,384
180	Dick's Sporting Goods, Inc.	8,937
205	Foot Locker, Inc.	11,517
180	L Brands, Inc.	15,579
276	Lowe's Companies, Inc.	18,989
92	O'Reilly Automotive, Inc. *	17,721
143	PetSmart, Inc.	11,625
179	Ross Stores, Inc.	16,873
616	Staples, Inc.	11,162
278	The Gap, Inc.	11,707
194	The Home Depot, Inc.	20,364
198	The TJX Companies, Inc.	13,579
199	Tractor Supply Company	15,685
91	Ulta Salon, Cosmetics & Fragrances, Inc. *	11,634
277	Urban Outfitters, Inc. *	9,731
146	Williams-Sonoma, Inc.	11,049
		281,886
	Technology Hardware, Storage & Peripherals - 1.2%
93	3D Systems Corporation *	3,057
126	Apple, Inc.	13,908
536	EMC Corporation	15,941
329	Hewlett-Packard Company	13,203
279	NCR Corporation *	8,130
256	NetApp, Inc.	10,611
86	SanDisk Corporation	8,426
118	Western Digital Corporation	13,062
		86,338
	Textiles, Apparel & Luxury Goods - 1.2%
267	Coach, Inc.	10,029
99	Fossil Group, Inc. *	10,963
100	Hanesbrands, Inc.	11,162
185	Nike, Inc.	17,788

93	Ralph Lauren Corporation	17,220
88	Under Armour, Inc. *	5,975
228	V.F. Corporation	17,077
		90,214
	Thrifts & Mortgage Finance - 0.5%
1,829	Hudson City Bancorp, Inc.	18,509
1,135	New York Community Bancorp, Inc.	18,160
		36,669
	Tobacco - 0.9%
427	Altria Group, Inc.	21,038
144	Lorillard, Inc.	9,064
223	Philip Morris International, Inc.	18,163
219	Reynolds American, Inc.	14,075
		62,340
	Trading Companies & Distributors - 0.7%
297	Fastenal Company	14,125
167	MSC Industrial Direct Company, Inc.	13,569
80	United Rentals, Inc. *	8,161
61	W.W. Grainger, Inc.	15,548
		51,403
	Water Utilities - 0.3%
435	American Water Works Company, Inc.	23,185
	TOTAL COMMON STOCKS (Cost $6,933,050)	7,205,542

	CLOSED END FUND - 0.3%
	Capital Markets - 0.3%
1,465	Ares Capital Corporation	22,861
	TOTAL CLOSED END FUNDS (Cost $25,211)	22,861

	SHORT-TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
66,916	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.07% (a)	66,916
	TOTAL SHORT-TERM INVESTMENTS (Cost $66,916)	66,916
	TOTAL INVESTMENTS - 100.1% (Cost $7,025,177)	7,295,319
	Liabilities in Excess of Other Assets - (0.1)%	(10,309)
	NET ASSETS - 100.0%	$7,285,010

*	Non-income producing security.
(a)	Annualized seven-day yield as of December 31, 2014.
Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. 500 Volatility Weighted Index ETF
Schedule of Open Futures Contracts
December 31, 2014 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Appreciation (Depreciation)
1	S&P 500 E-Mini Future, Mar 2015	$100,975	$1,645
			$1,645

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.0%
	Aerospace & Defense - 0.8%
789	AAR Corporation	$21,918
272	Astronics Corporation *	15,044
779	Engility Holdings, Inc. *	33,341
668	Orbital Sciences Corporation *	17,963
698	Taser International, Inc. *	18,483
		106,749
	Air Freight & Logistics - 1.1%
556	Atlas Air Worldwide Holdings, Inc. *	27,411
858	Echo Global Logistics, Inc. *	25,054
769	Forward Air Corporation	38,734
648	Hub Group, Inc. *	24,676
439	Park Ohio Holdings Corporation	27,670
		143,545
	Airlines - 0.2%
179	Allegiant Travel Company	26,909
	Auto Components - 1.1%
1,366	American Axle & Manufacturing Holdings, Inc. *	30,858
570	Dorman Products, Inc. *	27,514
550	Drew Industries Incorporated *	28,089
1,551	Fox Factory Holdings Corporation *	25,173
336	Gentherm Incorporated *	12,304
629	Standard Motor Products, Inc.	23,977
		147,915
	Automobiles - 0.4%
556	Thor Industries, Inc.	31,064
875	Winnebago Industries, Inc.	19,040
		50,104
	Beverages - 0.3%
116	Boston Beer Company, Inc. *	33,587
	Biotechnology - 0.7%
539	Acorda Therapeutics, Inc. *	22,029
259	INSYS Therapeutics, Inc. *	10,920
243	Ligand Pharmaceuticals Incorporated *	12,930
374	Myriad Genetics, Inc. *	12,738
2,563	PDL BioPharma, Inc.	19,761
729	Repligen Corporation *	14,434
		92,812
	Building Products - 0.9%
1,029	AAON, Inc.	23,039
502	American Woodmark Corporation *	20,301
646	Apogee Enterprises, Inc.	27,371
794	Simpson Manufacturing Company, Inc.	27,473
472	Universal Forest Products, Inc.	25,110
		123,294

	Capital Markets - 2.6%
3,245	BGC Partners, Inc.	29,692
659	Cohen & Steers, Inc.	27,731
423	Evercore Partners, Inc.	22,152
421	Financial Engines, Inc.	15,388
245	Gamco Investors, Inc.	21,790
2,244	Golub Capital BDC, Inc.	40,235
457	Greenhill & Company, Inc.	19,925
607	HFF, Inc.	21,803
1,854	Janus Capital Group, Inc.	29,905
1,068	Main Street Capital Corporation	31,228
1,429	Manning & Napier, Inc.	19,749
429	Piper Jaffray Companies *	24,921
125	Virtus Investment Partners, Inc.	21,311
1,138	WisdomTree Investments, Inc.	17,838
		343,668
	Chemicals - 2.6%
331	Balchem Corporation	22,058
1,347	Calgon Carbon Corporation *	27,991
822	Flotek Industries, Inc. *	15,396
1,125	FutureFuel Corporation	14,647
692	HB Fuller Company	30,815
485	Innophos Holdings, Inc.	28,348
732	Innospec, Inc.	31,256
557	LSB Industries, Inc. *	17,512
478	Minerals Technologies, Inc.	33,197
1,215	Olin Corporation	27,665
389	Quaker Chemical Corporation	35,804
785	Stepan Company	31,463
1,083	Tredegar Corporation	24,357
		340,509
	Commercial Banks - 13.4%
1,905	Associated Banc-Corp	35,490
533	BancFirst Corporation	33,787
1,333	BancorpSouth, Inc.	30,006
669	Bank of Hawaii Corporation	39,678
804	Bank Of The Ozarks, Inc.	30,488
1,999	BBCN Bancorp, Inc.	28,746
2,059	Boston Private Financial Holdings, Inc.	27,735
1,425	Capital Bk Financial Corporation *	38,190
1,087	Cathay General Bancorp	27,816
1,185	Chemical Financial Corporation	36,308
1,139	Columbia Banking Systems, Inc.	31,448
946	Community Bank Systems, Inc.	36,071
1,933	CVB Financial Corporation	30,967
838	Eagle Bancorp, Inc. *	29,766
2,926	F.N.B Corporation	38,974
164	First Citizens Bancshares, Inc.	41,458
1,999	First Financial BanCorporation	37,161
1,070	First Financial Bankshares, Inc.	31,972

1,052	First Interstate Bancsystem, Inc.	29,267
1,767	First Midwest Bancorp, Inc.	30,233
1,704	Firstmerit Corporation	32,189
3,101	Fulton Financial Corporation	38,328
1,050	Glacier Bancorp, Inc.	29,159
1,064	Hancock Holdings Company	32,665
781	Home Bancshares, Inc. (Conway, AR)	25,117
473	IberiaBank Corporation	30,674
898	Independent Bank Corporation	38,443
468	Independent Bank Group, Inc.	18,280
913	International Bancshares Corporation	24,231
1,044	MB Financial, Inc.	34,306
1,769	National Bank Holdings Corporation	34,336
3,455	National Penn Bancshares, Inc.	36,364
1,393	NBT Bancorp, Inc.	36,594
2,504	Old National BanCorporation	37,260
440	Park National Corporation	38,931
797	Pinnacle Financial Partners, Inc.	31,513
868	PrivateBancorp, Inc.	28,991
1,110	Renasant Corporation	32,112
503	South State Corporation	33,741
2,897	Susquehanna Bancshares, Inc.	38,907
2,223	TCF Financial Corporation	35,323
440	Texas Capital BancShares, Inc. *	23,905
1,386	Trustmark Corporation	34,012
488	UMB Financial Corporation	27,762
1,485	Union Bankshares Corporation	35,759
1,083	United Bankshares, Inc.	40,558
1,390	United Community Banks, Inc.	26,327
3,653	Valley National Bancorp	35,471
1,097	ViewPoint Financial Group, Inc.	26,163
1,123	Webster Financial Corporation	36,531
1,015	WesBanco, Inc.	35,322
729	Westamerica BanCorporation	35,736
1,016	Western Alliance Bancorporation *	28,245
773	Wintrust Financial Corporation	36,146
		1,774,962
	Commercial Services & Supplies - 3.5%
1,345	ABM Industries Incorporated	38,534
471	Deluxe Corporation	29,320
457	G&K Services, Inc.	32,379
1,264	Healthcare Services Group, Inc.	39,096
639	HNI Corporation	32,627
1,322	Interface, Inc.	21,773
1,476	Kimball International, Inc.	13,461
1,299	Knoll, Inc.	27,500
673	McGrath Rentcorp	24,134
478	MSA Safety Incorporated	25,377
559	Multi-Color Corporation	30,980
1,479	Steelcase, Inc.	26,548

272	UniFirst Corporation	33,034
776	United Stationers, Inc.	32,716
532	US Ecology, Inc.	21,344
927	West Corporation	30,591
		459,414
	Communications Equipment - 1.1%
968	ADTRAN, Inc.	21,102
583	CalAmp Corporation *	10,669
657	Comtech Telecommunications Corporation	20,709
846	Finisar Corporation *	16,421
814	Netgear, Inc. *	28,962
638	Plantronics, Inc.	33,827
1,007	Ruckus Wireless, Inc. *	12,104
		143,794
	Construction & Engineering - 1.1%
886	Aegion Corporation *	16,488
591	Argan, Inc.	19,881
1,556	Comfort Systems USA, Inc.	26,639
801	Emcor Group, Inc.	35,637
661	MasTec, Inc. *	14,945
779	Primoris Services Corporation	18,104
679	Tutor Perini Corporation *	16,344
		148,038
	Consumer Finance - 1.2%
1,037	Cash America International, Inc.	23,457
219	Credit Acceptance Corporation *	29,874
739	Encore Capital Group, Inc. *	32,812
465	First Cash Financial Services, Inc. *	25,886
594	Nelnet, Inc.	27,520
390	Pra Group, Inc. *	22,593
		162,142
	Containers & Packaging - 0.7%
1,251	Berry Plastics Group, Inc. *	39,469
819	Greif, Inc.	38,681
1,093	Myers Industries, Inc.	19,237
		97,387
	Distributors - 0.3%
611	Core Mark Holding Company, Inc.	37,839
	Diversified Consumer Services - 1.0%
772	Bright Horizons Family Solutions, Inc. *	36,292
283	Capella Education Company	21,779
591	Grand Canyon Education, Inc. *	27,576
828	Matthews International Corporation	40,299
525	Weight Watchers International, Inc. *	13,041
		138,987
	Diversified Financial Services - 0.4%
1,024	Interactive Brokers Group, Inc.	29,860
403	MarketAxess Holdings, Inc.	28,899
		58,759

	Diversified Telecommunication Services - 1.0%
530	Atlantic Tele-Network, Inc.	35,823
707	Cogent Communications Holdings, Inc.	25,021
1,217	Consolidated Communications Holdings, Inc.	33,869
1,758	Iridium Communications, Inc. *	17,140
3,851	Vonage Holdings Corporation *	14,672
		126,525
	Electric Utilities - 3.3%
1,035	ALLETE, Inc.	57,070
1,012	El Paso Electric Company	40,541
1,565	Hawaiian Electric Industries, Inc.	52,396
802	IdaCorp, Inc.	53,084
1,050	MGE Energy, Inc.	47,890
1,235	Otter Tail Corporation	38,236
1,313	PNM Resources, Inc.	38,904
1,996	The Empire Distric Electric Company	59,361
1,040	UIL Holdings Corporation	45,282
		432,764
	Electrical Equipment - 0.9%
464	AZZ, Inc.	21,771
529	Encore Wire Corporation	19,748
408	EnerSys	25,182
687	Franklin Electric Company, Inc.	25,783
462	Powell Industries, Inc.	22,670
		115,154
	Electronic Equipment, Instruments & Components - 4.3%
303	Anixter International, Inc. *	26,803
2,647	AVX Corporation	37,058
500	Badger Meter, Inc.	29,675
1,271	Benchmark Electronics, Inc. *	32,334
434	Coherent, Inc. *	26,353
1,281	Daktronics, Inc.	16,025
288	Faro Technologies, Inc. *	18,052
1,960	II-VI, Inc. *	26,754
853	Insight Enterprises, Inc. *	22,084
336	Littelfuse, Inc.	32,481
411	Methode Electronics, Inc.	15,006
429	MTS Systems Corporation	32,188
1,319	Newport Corporation *	25,206
389	OSI Systems, Inc. *	27,530
699	Plexus Corporation *	28,806
1,052	Rofin-Sinar Technologies, Inc. *	30,266
476	Rogers Corporation *	38,765
849	Sanmina Corporation *	19,977
248	SYNNEX Corporation	19,384
448	Tech Data Corporation *	28,327
420	Universal Display Corporation *	11,655
1,989	Vishay Intertechnology, Inc.	28,144
		572,873

	Energy Equipment & Services - 1.6%
432	Bristow Group, Inc.	28,421
827	C&J Energy Services, Inc. *	10,925
181	CARBO Ceramics, Inc.	7,249
684	Gulfmark Offshore, Inc.	16,703
979	Helix Energy Solutions Group, Inc. *	21,245
557	Hornbeck Offshore Services, Inc. *	13,908
578	Matrix Service Company *	12,901
1,666	Newpark Resources, Inc. *	15,894
404	RigNet, Inc. *	16,576
484	Seacor Holdings, Inc. *	35,724
1,049	Tesco Corporation	13,448
630	Tidewater, Inc.	20,418
		213,412
	Food & Staples Retailing - 1.1%
491	Caseys General Stores, Inc.	44,347
233	PriceSmart, Inc.	21,254
1,078	SpartanNash Company	28,179
2,079	SUPERVALU, Inc. *	20,166
255	The Andersons, Inc.	13,551
530	The Fresh Market, Inc. *	21,836
		149,333
	Food Products - 1.2%
584	Calavo Growers, Inc.	27,623
349	J&J Snack Foods Corporation	37,961
269	Sanderson Farms, Inc.	22,603
1,110	Snyder's-Lance, Inc.	33,910
1,354	Tootsie Roll Industries, Inc.	41,500
		163,597
	Gas Utilities - 0.3%
904	Chesapeake Utilities Corporation	44,893
	Health Care Equipment & Supplies - 2.5%
478	Abaxis, Inc.	27,165
264	Anika Therapeutics, Inc. *	10,755
718	Cantel Medical Corporation	31,061
625	Conmed Corporation	28,100
488	Cyberonics, Inc. *	27,172
949	Globus Medical, Inc. *	22,558
726	Greatbatch, Inc. *	35,792
469	ICU Medical, Inc. *	38,411
970	Masimo Corporation *	25,550
1,449	Meridian Bioscience, Inc.	23,850
629	Natus Medical, Inc. *	22,669
464	Neogen Corporation *	23,010
536	Thoratec Corporation *	17,398
		333,491
	Health Care Providers & Services - 2.6%
373	Air Methods Corporation *	16,423
1,401	AMN Healthcare Services, Inc. *	27,460
484	AmSurg Corporation *	26,489

637	Bio-Reference Laboratories, Inc. *	20,467
268	Chemed Corporation	28,320
685	CorVel Corporation *	25,496
634	Hanger, Inc. *	13,885
451	Ipc Healthcare, Inc. *	20,696
678	Magellan Health, Inc. *	40,700
150	MWI Veterinary Supply, Inc. *	25,486
1,069	Owens & Minor, Inc.	37,533
275	Providence Service Corporation *	10,021
1,619	Select Medical Holdings Corporation	23,314
686	The Ensign Group, Inc.	30,451
		346,741
	Health Care Technology - 0.8%
329	Computer Programs & Systems, Inc.	19,987
603	Healthstream, Inc. *	17,776
874	Hms Holdings Corporation *	18,476
881	MedAssets, Inc. *	17,409
1,015	Omnicell, Inc. *	33,617
		107,265
	Hotels, Restaurants & Leisure - 3.9%
427	BJ's Restaurants, Inc. *	21,440
878	Bloomin' Brands, Inc. *	21,739
130	Buffalo Wild Wings, Inc. *	23,449
360	Cracker Barrel Old Country Store, Inc.	50,673
3,504	Denny's Corporation *	36,126
401	DineEquity, Inc.	41,560
938	Interval Leisure Group, Inc.	19,595
1,060	Krispy Kreme Doughnuts, Inc. *	20,924
339	Life Time Fitness, Inc. *	19,194
581	Marriott Vacations Wrldwde Corporation	43,308
752	Noodles & Company *	19,815
721	Papa John's International, Inc.	40,232
596	Popeyes Louisiana Kitchen, Inc. *	33,537
290	Red Robin Gourmet Burgers, Inc. *	22,323
991	Sonic Corporation	26,985
1,183	Texas Roadhouse, Inc.	39,938
815	The Cheesecake Factory Incorporated	41,003
		521,841
	Household Durables - 2.2%
314	Cavco Industries *	24,891
862	Ethan Allen Interiors, Inc.	26,696
411	iRobot Corporation *	14,270
996	La-Z-Boy Incorporated	26,733
933	M/I Homes, Inc. *	21,422
960	MDC Holdings, Inc.	25,411
610	Meritage Homes Corporation *	21,954
623	Ryland Group, Inc.	24,023
3,484	Standard Pacific Corporation *	25,398
1,098	Taylor Morrison Home Corporation *	20,741
1,517	Tri Pointe Homes, Inc. *	23,134

312	Universal Electronics, Inc. *	20,289
826	William Lyon Homes *	16,743
		291,705
	Household Products - 0.3%
459	WD-40 Company	39,052
	Independent Power and Renewable Electricity Producers - 0.2%
1,003	Ormat Technologies, Inc.	27,261
	Industrial Conglomerates - 0.1%
786	Raven Industries, Inc.	19,650
	Insurance - 3.8%
757	FBL Financial Group, Inc.	43,929
1,180	Hilltop Holdings, Inc. *	23,541
1,315	Horace Mann Educators Corporation	43,632
936	Kemper Corporation	33,799
119	National Western Life Insurance Company	32,041
619	Navigators Group, Inc. *	45,398
594	Primerica, Inc.	32,230
1,139	ProAssurance Corporation	51,426
923	RLI Corporation	45,596
1,413	Selective Insurance Group, Inc.	38,391
448	StanCorp Financial Group, Inc.	31,297
1,489	Symetra Financial Corporation	34,321
607	The Hanover Insurance Group, Inc.	43,291
		498,892
	Internet Software & Services - 1.2%
449	Constant Contact, Inc. *	16,478
404	Envestnet, Inc. *	19,853
474	j2 Global, Inc.	29,388
1,120	NIC, Inc.	20,149
1,070	Perficient, Inc. *	19,934
183	Shutterstock, Inc. *	12,645
304	SPS Commerce, Inc. *	17,215
383	WebMD Health Corporation *	15,148
580	Xoom Corporation *	10,156
		160,966
	IT Services - 3.3%
0	Alliance Data Systems Corporation *	115
654	CACI International, Inc. *	56,362
1,657	Convergys Corporation	33,753
1,055	CSG Systems International, Inc.	26,449
337	Epam Systems, Inc. *	16,092
386	Euronet Worldwide, Inc. *	21,192
1,131	Exlservice Holdings, Inc. *	32,471
533	Heartland Payment Systems, Inc.	28,755
488	MAXIMUS, Inc.	26,762
1,153	Moneygram International, Inc. *	10,481
583	NeuStar, Inc. *	16,207
1,907	Sapient Corporation *	47,446
508	Science Applications International Corporation	25,161
1,607	Sykes Enterprises, Incorporated *	37,716

1,037	TeleTech Holdings, Inc. *	24,556
708	Virtusa Corporation *	29,502
		433,020
	Leisure Products - 0.2%
1,713	Smith & Wesson Holdings Corporation *	16,222
427	Sturm Ruger & Company, Inc.	14,787
		31,009
	Life Sciences Tools & Services - 0.5%
665	Cambrex Corporation *	14,377
478	Charles River Laboratories International, Inc. *	30,420
1,008	Luminex Corporation *	18,910
		63,707
	Machinery - 4.1%
421	Alamo Group, Inc.	20,393
815	Altra Industrial Motion Corporation	23,138
211	American Railcar Industries, Inc.	10,866
665	Astec Industries, Inc.	26,141
876	Barnes Group, Inc.	32,421
323	Chart Industries, Inc. *	11,047
310	CIRCOR International, Inc.	18,687
339	EnPro Industries, Inc. *	21,276
1,468	Federal Signal Corporation	22,666
583	Gorman-Rupp Company	18,726
1,013	Hillenbrand, Inc.	34,948
254	Hyster-Yale Materials Handling, Inc.	18,593
393	Lindsay Corporation	33,696
1,090	Mueller Industries, Inc.	37,213
2,167	Mueller Water Products, Inc.	22,190
240	Proto Labs, Inc. *	16,118
510	RBC Bearings, Inc.	32,910
315	Standex International Corporation	24,337
557	Sun Hydraulics Corporation	21,935
362	Tennant Company	26,126
796	TriMas Corporation *	24,907
1,679	Wabash National Corporation *	20,752
467	Watts Water Technologies, Inc.	29,626
		548,712
	Marine - 0.2%
882	Matson, Inc.	30,447
	Media - 0.5%
1,456	Gray Television, Inc. *	16,307
646	Meredith Corporation	35,091
573	Sinclair Broadcast Group, Inc.	15,677
		67,075
	Metals & Mining - 1.1%
672	Carpenter Technology Corporation	33,096
1,603	Commercial Metals Company	26,113
556	Kaiser Aluminum Corporation	39,715
637	Materion Corporation	22,442
647	Worthington Industries, Inc.	19,468
		140,834

	Multi-Utilities - 1.1%
1,398	Avista Corporation	49,419
756	Black Hills Corporation	40,098
980	Northwestern Corporation	55,449
		144,966
	Oil, Gas & Consumable Fuels - 0.6%
2,599	Abraxas Petroleum Corporation *	7,641
1,065	Approach Resources, Inc. *	6,805
281	Bonanza Creek Energy, Inc. *	6,744
418	Green Plains, Inc.	10,358
672	Matador Resources Company *	13,595
136	REX American Resources Corporation *	8,428
524	Stone Energy Corporation *	8,845
1,147	Synergy Resources Corporation *	14,383
1,383	Triangle Petroleum Corporation *	6,611
		83,410
	Paper & Forest Products - 1.2%
800	Boise Cascade Company *	29,720
361	Clearwater Paper Corporation *	24,746
427	Deltic Timber Corporation	29,207
578	KapStone Paper & Packaging Corporation	16,941
554	Neenah Paper, Inc.	33,390
1,132	PH Glatfelter Company	28,945
		162,949
	Personal Products - 0.2%
239	Nu Skin Enterprises, Inc.	10,444
196	USANA Health Sciences, Inc. *	20,108
		30,552
	Pharmaceuticals - 0.4%
796	DepoMed, Inc. *	12,823
556	Prestige Brands Holdings, Inc. *	19,304
615	Sagent Pharmaceuticals, Inc. *	15,443
		47,570
	Professional Services - 2.0%
406	Exponent, Inc.	33,495
345	Huron Consulting Group, Inc. *	23,595
702	ICF International, Inc. *	28,768
865	Insperity, Inc.	29,315
1,396	Kelly Services, Inc.	23,760
744	Korn/Ferry International *	21,397
529	On Assignment, Inc. *	17,558
1,421	Resources Connection, Inc.	23,375
1,897	Rpx Corporation *	26,141
766	TrueBlue, Inc. *	17,043
319	WageWorks, Inc. *	20,598
		265,045
	Real Estate Management & Development - 0.3%
610	Alexander & Baldwin, Inc.	23,948
1,128	The St. Joe Company *	20,744
		44,692

	Road & Rail - 1.8%
547	Con-way, Inc.	26,902
1,123	Heartland Express, Inc.	30,332
1,113	Knight Transportation, Inc.	37,464
1,094	Marten Trans Ltd.	23,915
758	Roadrunner Transportation Systems, Inc. *	17,699
433	Saia, Inc. *	23,971
813	Swift Transportation Company *	23,276
1,601	Werner Enterprises, Inc.	49,871
		233,430
	Semiconductors & Semiconductor Equipment - 2.4%
353	Ambarella, Inc. *	17,904
2,074	Amkor Technology, Inc. *	14,725
2,280	Brooks Automation, Inc.	29,070
606	Cabot Microelectronics Corporation *	28,676
882	Cirrus Logic, Inc. *	20,789
976	Diodes Incorporated *	26,908
2,300	Lattice Semiconductor Corporation *	15,847
2,049	Micrel, Inc.	29,731
970	MKS Instrument, Inc.	35,502
602	Monolithic Power Systems, Inc.	29,944
605	OmniVision Technologies, Inc. *	15,730
1,164	PDF Solutions, Inc. *	17,297
279	Power Integrations, Inc.	14,436
497	Silicon Laboratories, Inc. *	23,667
		320,226
	Software - 2.4%
725	Blackbaud, Inc.	31,364
218	Commvault Systems, Inc. *	11,268
1,091	Ebix, Inc.	18,536
506	Ellie Mae, Inc. *	20,402
458	Fair Isaac Corporation	33,113
755	Manhattan Associates, Inc. *	30,744
909	Monotype Imaging Holdings, Inc.	26,206
501	NetScout Systems, Inc. *	18,307
814	Pegasystems, Inc.	16,907
1,131	Progress Software Corporation *	30,560
355	Synchronoss Technologies, Inc. *	14,860
1,999	TiVo, Inc. *	23,668
236	Tyler Technologies, Inc. *	25,828
695	VASCO Data Security International, Inc. *	19,606
		321,369
	Specialty Retail - 5.4%
952	Aaron's, Inc.	29,103
1,344	American Eagle Outfitters, Inc.	18,655
504	ANN, Inc. *	18,386
365	Asbury Automotive Group, Inc. *	27,711
1,572	Ascena Retail Group, Inc. *	19,744
746	Brown Shoe Company, Inc.	23,984
248	Conns, Inc. *	4,635

745	CST Brands, Inc.	32,489
482	DSW, Inc.	17,979
956	Express, Inc. *	14,044
915	Finish Line, Inc.	22,244
451	Five Below, Inc. *	18,414
952	Francesca's Holdings Corporation *	15,898
357	Genesco, Inc. *	27,353
398	Group 1 Automotive, Inc.	35,669
624	Hibbett Sports, Inc. *	30,220
235	Lithia Motors, Inc.	20,372
265	Lumber Liquidators Holdings, Inc. *	17,572
288	Mattress Firm Holding Corporation *	16,727
512	Monro Muffler Brake, Inc.	29,594
588	Murphy USA, Inc. *	40,490
352	Outerwall, Inc. *	26,477
1,372	Pier 1 Imports, Inc.	21,129
566	Rent-A-Center, Inc.	20,557
766	Select Comfort Corporation *	20,705
1,138	Sonic Automotive, Inc.	30,771
590	The Buckle, Inc.	30,987
592	The Cato Corporation	24,971
1,248	Tile Shop Holdings, Inc. *	11,082
514	Vitamin Shoppe, Inc. *	24,970
655	Zumiez, Inc. *	25,303
		718,235
	Technology Hardware, Storage & Peripherals - 0.3%
584	Electronics For Imaging, Inc. *	25,013
549	Super Micro Computer, Inc. *	19,149
		44,162
	Textiles, Apparel & Luxury Goods - 1.3%
261	G-lll Apparel Group, Ltd. *	26,364
887	Iconix Brand Group, Inc. *	29,972
584	Movado Group, Inc.	16,568
421	Oxford Industries, Inc.	23,243
853	Steven Madden, Ltd. *	27,151
1,188	Tumi Holdings, Inc. *	28,191
1,078	Vera Bradley, Inc. *	21,970
		173,459
	Thrifts & Mortgage Finance - 2.0%
2,428	Astoria Financial Corporation	32,438
2,454	Beneficial Mutual Bancorp Inc. *	30,110
216	Bofi Holding, Inc. *	16,807
4,606	Capitol Federal Financial, Inc.	58,865
1,732	EverBank Financial Corporation	33,012
3,120	Northwest Bancshares, Inc.	39,094
1,624	PennyMac Financial Services, Inc. *	28,095
1,867	Provident Financial Services, Inc.	33,718
		272,139
	Trading Companies & Distributors - 1.3%
648	Applied Industrial Technologies, Inc.	29,542

125	DXP Enterprises, Inc. *	6,316
378	GATX Corporation	21,750
504	H&E Equipment Services, Inc.	14,158
958	Kaman Corporation	38,406
1,049	MRC Global, Inc. *	15,892
797	Rush Enterprises, Inc. *	25,544
527	TAL International Group, Inc.	22,962
		174,570
	Transportation Infrastructure - 0.1%
1,387	Wesco Aircraft Holdings, Inc. *	19,390
	Water Utilities - 0.3%
989	American States Water Company	37,246
	Wireless Telecommunication Services - 0.2%
713	Shenandoah Telecommunications Company	22,281
	TOTAL COMMON STOCKS (Cost $12,235,720)	13,026,324

	CLOSED END FUNDS - 0.8%
	Capital Markets - 0.8%
4,512	Apollo Investment Corporation	33,479
5,655	Fifth Street Finance Corporation	45,297
1,755	Hercules Technology Growth Capital, Inc.	26,114
	TOTAL CLOSED END FUNDS (Cost $117,698)	104,890

	RIGHTS 0.0%
	Health Care Providers & Services 0.0%
275	Providence Service Corporation *	–
	TOTAL RIGHTS (Cost $0)	–
	SHORT-TERM INVESTMENTS - 1.1%
	Money Market Funds - 1.1%
152,550	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.07% (a)	152,550
	TOTAL SHORT-TERM INVESTMENTS (Cost $152,550)	152,550
	TOTAL INVESTMENTS - 99.9% (Cost $12,505,968)	13,283,764
	Other Assets in Excess of Liabilities - 0.1%	16,942
	NET ASSETS - 100.0%	$13,300,706

*	Non-income producing security.
(a)	Annualized seven-day yield as of December 31, 2014.
Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
December 31, 2014 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Appreciation (Depreciation)
1	Russell 2000 Mini Future, Mar15	$117,854	$2,216
			$2,216

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.9%
	Aerospace & Defense - 2.6%
927	B/E Aerospace, Inc. *	$53,784
905	General Dynamics Corporation	124,546
1,522	Honeywell International, Inc.	152,078
1	Klx, Inc. *	21
739	L-3 Communications Holdings, Inc.	93,269
670	Lockheed Martin Corporation	129,022
912	Northrop Grumman Corporation	134,420
413	Precision Castparts Corporation	99,483
1,055	Raytheon Company	114,119
1,737	Rockwell Collins, Inc.	146,742
2,225	Textron, Inc.	93,695
821	The Boeing Company	106,714
1,275	United Technologies Corporation	146,625
		1,394,518
	Air Freight & Logistics - 1.0%
1,420	CH Robinson Worldwide, Inc.	106,344
2,432	Expeditors International of Washington, Inc.	108,491
769	FedEx Corporation	133,545
1,651	United Parcel Service, Inc.	183,542
		531,922
	Airlines - 0.5%
1,491	Alaska Air Group, Inc.	89,102
1,556	Delta Air Lines, Inc.	76,539
2,527	Southwest Airlines Company	106,943
		272,584
	Auto Components - 0.7%
1,569	BorgWarner, Inc.	86,217
2,053	Johnson Controls, Inc.	99,242
926	Lear Corporation	90,822
857	TRW Automotive Holdings Corporation *	88,142
		364,423
	Automobiles - 0.5%
6,989	Ford Motor Company	108,329
2,715	General Motors Company	94,781
1,467	Harley-Davidson, Inc.	96,690
		299,800
	Beverages - 1.8%
1,446	Brown-Forman Corporation	127,016
2,690	Coca-Cola Enterprises, Inc.	118,952
1,125	Constellation Brands, Inc. *	110,441
1,923	Dr Pepper Snapple Group, Inc.	137,841
1,512	Molson Coors Brewing Company	112,674
519	Monster Beverage Corporation *	56,234

1,691	Pepsico, Inc.	159,901
3,578	The Coca-Cola Company	151,063
		974,122
	Biotechnology - 0.7%
611	Amgen, Inc.	97,326
164	Biogen Idec, Inc. *	55,670
735	Celgene Corporation *	82,217
641	Gilead Sciences, Inc. *	60,421
151	Regeneron Pharmaceuticals, Inc. *	61,948
		357,582
	Building Products - 0.3%
1,733	Fortune Brands Home & Security, Inc.	78,453
3,297	Masco Corporation	83,084
		161,537
	Capital Markets - 3.0%
363	Affiliated Managers Group, Inc. *	77,043
782	Ameriprise Financial, Inc.	103,420
311	Blackrock, Inc.	111,201
1,796	Franklin Resources, Inc.	99,445
2,387	Invesco Ltd.	94,334
1,700	Legg Mason, Inc.	90,729
2,655	Morgan Stanley	103,014
1,890	Northern Trust Corporation	127,386
1,760	Raymond James Financial, Inc.	100,830
2,676	SEI Investments Company	107,147
1,410	State Street Corporation	110,685
1,376	T. Rowe Price Group, Inc.	118,143
2,531	TD Ameritrade Holding Corporation	90,559
2,958	The Bank of New York Mellon Corporation	120,006
2,588	The Charles Schwab Corporation	78,132
671	The Goldman Sachs Group, Inc.	130,060
		1,662,134
	Chemicals - 4.8%
788	Air Products & Chemicals, Inc.	113,653
1,158	Airgas, Inc.	133,379
1,717	Celanese Corporation	102,951
372	CF Industries Holdings, Inc.	101,385
2,104	E. I. du Pont de Nemours and Company	155,570
1,249	Eastman Chemical Company	94,749
1,347	Ecolab, Inc.	140,789
1,636	FMC Corporation	93,301
3,303	Huntsman Corporation	75,242
1,288	International Flavors & Fragrances, Inc.	130,552
1,023	LyondellBasell Industries N.V.	81,216
261	NewMarket Corporation	105,321
619	PPG Industries, Inc.	143,082
1,182	Praxair, Inc.	153,140
2,516	RPM International, Inc.	127,586
1,640	Sigma-Aldrich Corporation	225,123
1,902	The Dow Chemical Company	86,750

2,776	The Mosaic Company	126,724
557	The Sherwin-Williams Company	146,513
1,524	The Valspar Corporation	131,796
1,031	W.R. Grace & Company *	98,347
876	Westlake Chemical Corporation	53,515
		2,620,684
	Commercial Banks - 3.4%
3,430	BB&T Corporation	133,393
2,042	CIT Group, Inc.	97,669
1,894	Citigroup, Inc.	102,484
2,063	Comerica Incorporated	96,631
5,479	Fifth Third Bancorp	111,635
1,564	First Republic Bank San Francisco	81,516
10,579	Huntington Bancshares Incorporated	111,291
7,109	KeyCorporation	98,815
1,267	M&T Bank Corporation	159,160
9,617	Regions Financial Corporation	101,555
685	Signature Bank *	86,282
2,801	SunTrust Banks, Inc.	117,362
738	SVB Financial Group *	85,660
1,481	The PNC Financial Services Group, Inc.	135,112
3,564	US Bancorp Del DEPOSITARY SH S	160,202
2,983	Wells Fargo & Company	163,528
		1,842,295
	Commercial Services & Supplies - 1.3%
2,040	Cintas Corporation	160,018
4,478	Republic Services, Inc.	180,239
1,534	Stericycle, Inc. *	201,077
1,617	The ADT Corporation	58,584
2,711	Waste Connections, Inc.	119,257
		719,175
	Communications Equipment - 1.2%
5,045	Cisco Systems, Inc.	140,327
581	F5 Networks, Inc. *	75,800
1,627	Harris Corporation	116,851
3,141	Juniper Networks, Inc.	70,107
2,172	Motorola Solutions, Inc.	145,698
1,491	QUALCOMM Incorporated	110,826
		659,609
	Construction & Engineering - 0.5%
1,463	Fluor Corporation	88,702
1,861	Jacobs Engineering Group, Inc. *	83,168
2,713	Quanta Services, Inc. *	77,022
		248,892
	Construction Materials - 0.2%
1,349	Vulcan Materials Company	88,670
	Consumer Finance - 0.7%
1,320	American Express Company	122,813
1,450	Capital One Financial Corporation	119,698
1,756	Discover Financial Services	115,000
		357,511

	Containers & Packaging - 1.3%
2,129	Ball Corporation	145,134
2,441	Crown Holdings, Inc. *	124,247
2,600	MeadWestvaco Corporation	115,414
1,324	Packaging Corporation of America	103,338
1,836	Rock-Tenn Company	111,959
2,320	Sealed Air Corporation	98,438
		698,530
	Distributors - 0.4%
1,390	Genuine Parts Company	148,132
2,284	LKQ Corporation *	64,226
		212,358
	Diversified Financial Services - 1.2%
1,358	CME Group, Inc.	120,387
4,641	Leucadia National Corporation	104,051
1,304	McGraw Hill Financial, Inc.	116,030
1,052	Moody's Corporation	100,792
2,052	MSCI, Inc.	97,347
2,349	The Nasdaq OMX Group, Inc.	112,658
		651,265
	Diversified Telecommunication Services - 0.6%
4,022	AT&T, Inc.	135,099
2,809	Verizon Communications, Inc.	131,405
7,328	Windstream Holdings, Inc.	60,383
		326,887
	Electric Utilities - 2.9%
2,379	American Electric Power Company, Inc.	144,453
1,677	Entergy Corporation	146,704
3,148	Exelon Corporation	116,728
3,100	ITC Holdings Corporation	125,333
1,432	NextEra Energy, Inc.	152,207
3,278	Northeast Utilities	175,438
4,079	OGE Energy Corporation	144,723
3,167	Pepco Holdings, Inc.	85,287
2,331	Pinnacle West Capital Corporation	159,231
3,654	Southern Company	179,448
4,830	Xcel Energy, Inc.	173,494
		1,603,046
	Electrical Equipment - 1.1%
485	Acuity Brands, Inc.	67,934
2,390	Ametek, Inc.	125,786
1,412	Eaton Corporation plc	95,959
2,109	Emerson Electric Company	130,189
964	Hubbell, Inc.	102,984
851	Rockwell Automation, Inc.	94,631
		617,483
	Electronic Equipment, Instruments & Components - 1.0%
2,704	Amphenol Corporation	145,502
1,579	Arrow Electronics, Inc. *	91,408
2,023	Avnet, Inc.	87,029

4,412	Corning, Inc.	101,167
8,381	Flextronics International Ltd. *	93,700
2,025	Trimble Navigation Limited *	53,744
		572,550
	Energy Equipment & Services - 1.4%
1,503	Baker Hughes Incorporated	84,273
1,557	Cameron International Corporation *	77,772
1,857	Diamond Offshore Drilling, Inc.	68,171
1,060	Dresser-rand Group, Inc. *	86,708
1,796	FMC Technologies, Inc. *	84,125
1,399	Halliburton Company	55,023
830	Helmerich & Payne, Inc.	55,959
1,331	National Oilwell Varco, Inc.	87,220
1,430	Oceaneering International, Inc.	84,098
1,093	Schlumberger Limited	93,353
		776,702
	Food & Staples Retailing - 2.0%
1,174	Costco Wholesale Corporation	166,414
1,857	CVS Health Corporation	178,848
9,176	Rite Aid Corporation *	69,003
4,316	Sysco Corporation	171,302
2,141	The Kroger Company	137,474
1,044	Walgreens Boots Alliance Inc	79,553
2,475	Wal-Mart Stores, Inc.	212,553
1,472	Whole Foods Market, Inc.	74,218
		1,089,365
	Food Products - 3.0%
2,285	Archer-Daniels-Midland Company	118,820
2,759	General Mills, Inc.	147,137
2,477	Hormel Foods Corporation	129,052
1,154	Ingredion Incorporated	97,905
1,804	Kellogg Company	118,054
304	Keurig Green Mountain, Inc.	40,248
2,297	Kraft Foods Group, Inc.	143,930
1,895	McCormick & Company, Inc.	140,799
1,116	Mead Johnson Nutrition Company	112,203
3,459	Mondelez International, Inc.	125,648
2,041	Pilgrim's Pride Corporation *	66,924
1,507	The Hershey Company	156,623
1,276	The J.M. Smucker Company	128,850
1,698	The WhiteWave Foods Company *	59,413
1,767	Tyson Foods, Inc.	70,839
		1,656,445
	Gas Utilities - 0.4%
2,588	AGL Resources, Inc.	141,072
1,503	National Fuel Gas Company	104,503
		245,575
	Health Care Equipment & Supplies - 3.5%
3,359	Abbott Laboratories	151,222
2,077	Baxter International, Inc.	152,223

1,383	Becton, Dickinson and Company	192,458
2,519	CareFusion Corporation *	149,478
3,114	DENTSPLY International, Inc.	165,883
727	Edwards Lifesciences Corporation *	92,605
893	Idexx Laboratories, Inc. *	132,405
99	Intuitive Surgical, Inc. *	52,365
1,849	Medtronic, Inc.	133,498
1,770	ResMed, Inc.	99,226
1,714	St. Jude Medical, Inc.	111,461
1,656	Stryker Corporation	156,211
524	The Cooper Companies, Inc.	84,935
1,399	Varian Medical Systems, Inc. *	121,028
906	Zimmer Holdings, Inc.	102,759
		1,897,757
	Health Care Providers & Services - 2.8%
1,124	Aetna, Inc.	99,845
814	Anthem, Inc.	102,296
894	Cigna Corporation	92,002
1,837	DaVita Healthcare Partners, Inc. *	139,134
1,490	Express Scripts Holdings Company *	126,158
1,120	HCA Holdings, Inc. *	82,197
1,259	Henry Schein, Inc. *	171,413
1,217	Laboratory Corporation of America Holdings *	131,314
526	McKesson Corporation	109,187
2,172	MEDNAX, Inc. *	143,591
1,816	Quest Diagnostics, Inc.	121,781
1,303	UnitedHealth Group Incorporated	131,720
758	Universal Health Services, Inc.	84,335
		1,534,973
	Health Care Technology - 0.2%
1,446	Cerner Corporation *	93,498
	Hotels, Restaurants & Leisure - 2.2%
3,209	Aramark	99,961
96	Chipotle Mexican Grill, Inc. *	65,713
1,948	Darden Restaurants, Inc.	114,211
1,616	Hyatt Hotels Corporation *	97,300
1,101	Las Vegas Sands Corporation	64,034
1,833	Marriott International, Inc.	143,029
2,050	McDonald's Corporation	192,085
1	Restaurant Brands Intl, Inc. *	38
1,177	Royal Caribbean Cruises Ltd.	97,020
1,174	Starwood Hotels & Resorts Worldwide, Inc.	95,176
1,320	Wyndham Worldwide Corporation	113,203
312	Wynn Resorts Ltd.	46,413
1,307	Yum! Brands, Inc.	95,215
		1,223,398
	Household Durables - 1.6%
2,889	DR Horton, Inc.	73,063
523	Harman International Industries, Incorporated	55,809
2,214	Jarden Corporation *	106,006

2,211	Lennar Corporation	99,075
637	Mohawk Industries, Inc. *	98,964
3,339	Newell Rubbermaid, Inc.	127,183
4,903	PulteGroup, Inc.	105,219
2,959	Toll Brothers, Inc. *	101,405
545	Whirlpool Corporation	105,588
		872,312
	Household Products - 1.8%
2,379	Church & Dwight Company, Inc.	187,489
2,432	Colgate-Palmolive Company	168,270
678	Energizer Holdings, Inc.	87,164
1,499	Kimberly-Clark Corporation	173,194
1,741	The Clorox Company	181,430
2,078	The Procter & Gamble Company	189,285
		986,832
	Industrial Conglomerates - 1.3%
1,045	3M Company	171,714
1,423	Carlisle Companies incorporated	128,412
1,590	Danaher Corporation	136,279
5,340	General Electric Company	134,942
820	Roper Industries, Inc.	128,207
		699,554
	Insurance - 5.1%
2,367	AFLAC, Inc.	144,600
402	Alleghany Corporation *	186,327
2,740	American Financial Group, Inc.	166,373
2,133	American International Group, Inc.	119,469
2,841	Arthur J Gallagher & Company	133,754
3,186	Cincinnati Financial Corporation	165,130
2,781	CNA Financiall Corporation	107,653
4,764	Genworth Financial, Inc. *	40,494
1,570	Lincoln National Corporation	90,542
262	Markel Corporation *	178,904
2,696	Marsh & McLennan Companies, Inc.	154,319
1,770	MetLife, Inc.	95,739
1,854	Principal Financial Group, Inc.	96,297
4,953	Progressive Corporation	133,682
2,341	The Allstate Corporation	164,455
1,792	The Chubb Corporation	185,418
1,797	The Travelers Companies, Inc.	190,212
2,915	Torchmark Corporation	157,906
3,067	Unum Group	106,977
3,431	W.R. Berkley Corporation	175,873
		2,794,124
	Internet & Catalog Retail - 0.5%
4,458	Liberty Interactive Corporation *	131,154
100	Netflix, Inc. *	34,161
61	The Priceline Group, Inc. *	69,553
510	TripAdvisor, Inc. *	38,077
		272,945

	Internet Software & Services - 0.6%
948	Akamai Technologies, Inc. *	59,686
666	Facebook, Inc. *	51,961
154	Google, Inc. *	81,722
1,450	VeriSign, Inc. *	82,650
1,548	Yahoo!, Inc. *	78,190
		354,209
	IT Services - 3.4%
279	Alliance Data Systems Corporation *	79,808
2,824	Amdocs Limited	131,754
1,878	Automatic Data Processing, Inc.	156,569
1,583	Cognizant Technology Solutions Corporation *	83,361
1,482	Computer Sciences Corporation	93,440
2,115	Fidelity National Information Services, Inc.	131,553
1,960	Fiserv, Inc. *	139,101
491	FleetCor Technologies, Inc. *	73,017
1,139	Gartner, Inc. *	95,915
691	International Business Machines Corporation	110,864
1,110	MasterCard Incorporated	95,637
3,374	Paychex, Inc.	155,777
1,671	Teradata Corporation *	72,989
5,715	The Western Union Company	102,356
3,807	Total System Services, Inc.	129,286
480	Visa, Inc.	125,856
6,501	Xerox Corporation	90,104
		1,867,387
	Leisure Products - 0.4%
2,345	Hasbro, Inc.	128,951
553	Polaris Industries, Inc.	83,636
		212,587
	Life Sciences Tools & Services - 1.0%
2,261	Agilent Technologies, Inc.	92,565
275	Illumina, Inc. *	50,759
373	Mettler-Toledo International, Inc. *	112,818
1,652	Quintiles Transnational Holdings, Inc. *	97,253
937	Thermo Fisher Scientific, Inc.	117,397
868	Waters Corporation *	97,841
		568,633
	Machinery - 4.4%
3,240	Allison Transmission Holdings, Inc.	109,836
1,100	Caterpillar, Inc.	100,683
1,311	Colfax Corporation *	67,608
728	Cummins, Inc.	104,956
1,901	Deere & Company	168,181
2,532	Donaldson Company, Inc.	97,811
1,297	Dover Corporation	93,021
1,177	Flowserve Corporation	70,420
1,552	Idex Corporation	120,808
1,732	Illinois Tool Works, Inc.	164,020
1,571	Ingersoll-Rand Plc	99,586

1,428	Joy Global, Inc.	66,431
1,400	Lincoln Electric Holdings, Inc.	96,726
1,306	Nordson Corporation	101,816
1,693	Paccar, Inc.	115,141
1,449	Pall Corporation	146,653
847	Parker-Hannifin Corporation	109,221
871	Snap-On, Incorporated	119,100
1,238	Stanley Black & Decker, Inc.	118,947
1,429	Trinity Industries, Inc.	40,026
1,011	Wabco Holdings, Inc. *	105,933
1,149	Wabtec Corporation	99,837
2,187	Xylem, Inc.	83,259
		2,400,020
	Marine - 0.1%
734	Kirby Corporation *	59,263
	Media - 2.7%
4,866	Cablevision Systems Corporation	100,434
1,491	CBS Corporation	82,512
2,005	Comcast Corporation	116,310
1,096	DIRECTV *	95,023
2,220	Discovery Communications, Inc. *	76,479
2,773	Gannett Company, Inc.	88,542
2,878	Liberty Media Corporation *	101,507
1,561	Omnicom Group, Inc.	120,931
1,241	Scripps Networks Interact, Inc.	93,410
25,648	Sirius XM Holdings, Inc. *	89,768
1,511	The Madison Square Garden Company *	113,718
1,257	The Walt Disney Company	118,397
754	Time Warner Cable, Inc.	114,653
851	Time Warner, Inc.	72,692
1,442	Viacom, Inc.	108,511
		1,492,887
	Metals & Mining - 0.7%
2,688	Freeport-McMoRan, Inc.	62,792
1,978	Nucor Corporation	97,021
1,464	Reliance Steel & Aluminum Company	89,699
2,489	Southern Copper Corporation	70,190
3,041	Steel Dynamics, Inc.	60,029
		379,731
	Multiline Retail - 1.3%
1,220	Dollar General Corporation *	86,254
2,016	Dollar Tree, Inc. *	141,886
702	Family Dollar Stores, Inc.	55,605
1,586	Kohl's Corporation	96,809
1,536	Macy's, Inc.	100,992
1,214	Nordstrom, Inc.	96,380
1,678	Target Corporation	127,377
		705,303
	Multi-Utilities - 3.6%
2,574	Alliant Energy Corporation	170,965

3,065	Ameren Corporation	141,389
4,611	CMS Energy Corporation	160,232
2,513	Consolidated Edison, Inc.	165,883
1,868	Dominion Resources, Inc.	143,649
1,827	DTE Energy Company	157,798
3,920	MDU Resources Group, Inc.	92,120
3,583	NiSource, Inc.	151,991
2,661	PG&E Corporation	141,672
3,054	Public Service Enterprise Group, Inc.	126,466
2,816	SCANA Corporation	170,086
1,507	Sempra Energy	167,820
2,864	Wisconsin Energy Corporation	151,047
		1,941,118
	Oil, Gas & Consumable Fuels - 4.0%
1,176	Apache Corporation	73,700
2,281	Cabot Oil & Gas Corporation	67,540
1,160	Chevron Corporation	130,129
479	Cimarex Energy Company	50,774
548	Concho Resources, Inc. *	54,663
1,710	ConocoPhillips	118,093
1,028	Continental Resources, Inc. *	39,434
1,595	Devon Energy Corporation	97,630
858	EOG Resources, Inc.	78,996
959	EQT Corporation	72,596
1,446	Exxon Mobil Corporation	133,683
1,317	Hess Corporation	97,221
1,786	HollyFrontier Corporation	66,939
2,508	Kinder Morgan, Inc.	106,113
3,002	Marathon Oil Corporation	84,927
868	Marathon Petroleum Corporation	78,346
1,624	Murphy Oil Corporation	82,044
1,324	Noble Energy, Inc.	62,797
1,328	Occidental Petroleum Corporation	107,050
1,590	ONEOK, Inc.	79,166
1,199	Phillips 66	85,968
1,209	Range Resources Corporation	64,621
641	SM Energy Company	24,730
2,482	Southwestern Energy Company *	67,734
3,469	Spectra Energy Corporation	125,925
440	Targa Resources Corporation	46,662
1,339	Valero Energy Corporation	66,281
		2,163,762
	Personal Products - 0.2%
1,598	Lauder Estee Cos, Inc.	121,768
	Pharmaceuticals - 2.0%
1,515	AbbVie, Inc.	99,142
381	Allergan, Inc.	80,997
1,725	Bristol-Myers Squibb Company	101,827
1,831	Eli Lilly and Company	126,321
1,690	Hospira, Inc. *	103,512

1,444	Johnson & Johnson	150,999
1,824	Merck & Company, Inc.	103,585
1,488	Mylan, Inc. *	83,879
4,074	Pfizer, Inc.	126,905
3,184	Zoetis, Inc.	137,007
		1,114,174
	Professional Services - 1.3%
1,576	Equifax, Inc.	127,451
882	IHS, Inc. *	100,442
1,093	ManpowerGroup, Inc.	74,510
2,526	Nielsen N.V.	112,988
1,789	Robert Half International, Inc.	104,442
737	Towers Watson & Company	83,406
1,995	Verisk Analytics, Inc. *	127,780
		731,019
	Real Estate Management & Development - 0.4%
3,206	CBRE Group, Inc. *	109,805
860	Jones Lang LaSalle Incorporated	128,940
		238,745
	Road & Rail - 1.7%
278	AMERCO	79,024
3,696	CSX Corporation	133,906
1,079	Genesee & Wyoming, Inc. *	97,024
1,683	JB Hunt Transport Services, Inc.	141,793
578	Kansas City Southern	70,533
1,029	Norfolk Southern Corporation	112,789
1,590	Old Dominion Freight Line, Inc. *	123,447
1,354	Union Pacific Corporation	161,302
		919,818
	Semiconductors & Semiconductor Equipment - 2.6%
3,139	Altera Corporation	115,955
2,177	Analog Devices, Inc.	120,867
3,712	Applied Materials, Inc.	92,503
1,251	Cree, Inc. *	40,307
618	First Solar, Inc. *	27,560
2,840	Intel Corporation	103,064
1,407	KLA-Tencor Corporation	98,940
1,067	Lam Research Corporation	84,656
2,348	Linear Technology Corporation	107,069
2,735	Maxim Integrated Products, Inc.	87,164
2,405	Microchip Technology, Inc.	108,489
1,718	Micron Technology, Inc. *	60,147
4,131	NVIDIA Corporation	82,827
1,057	Skyworks Solutions, Inc.	76,854
2,264	Texas Instruments, Inc.	121,045
1,735	Xilinx, Inc.	75,108
		1,402,555
	Software - 2.3%
3,243	Activision Blizzard, Inc.	65,346
1,175	Adobe Systems, Inc. *	85,423

1,334	Ansys, Inc. *	109,388
1,403	Autodesk, Inc. *	84,264
3,904	CA Technologies, Inc.	118,877
1,108	Citrix Systems, Inc. *	70,690
776	FactSet Research Systems, Inc.	109,222
2,395	Microsoft Corporation	111,248
2,847	Oracle Corporation	128,030
1,426	Red Hat, Inc. *	98,594
2,863	Symantec Corporation	73,450
2,869	Synopsys, Inc. *	124,715
697	VMware, Inc. *	57,516
		1,236,763
	Specialty Retail - 3.9%
588	Advance Auto Parts, Inc.	93,657
1,668	Autonation, Inc. *	100,764
223	AutoZone, Inc. *	138,062
1,249	Bed Bath & Beyond, Inc. *	95,136
1,161	Best Buy Company, Inc.	45,256
1,395	CarMax, Inc. *	92,879
1,354	Dick's Sporting Goods, Inc.	67,226
1,539	Foot Locker, Inc.	86,461
1,351	L Brands, Inc.	116,929
2,071	Lowe's Companies, Inc.	142,485
689	O'Reilly Automotive, Inc. *	132,715
1,068	PetSmart, Inc.	86,823
1,348	Ross Stores, Inc.	127,063
4,628	Staples, Inc.	83,859
2,085	The Gap, Inc.	87,799
1,451	The Home Depot, Inc.	152,311
1,486	The TJX Companies, Inc.	101,910
1,494	Tractor Supply Company	117,757
677	Ulta Salon, Cosmetics & Fragrances, Inc. *	86,548
2,084	Urban Outfitters, Inc. *	73,211
1,091	Williams-Sonoma, Inc.	82,567
		2,111,418
	Technology Hardware, Storage & Peripherals - 1.2%
698	3D Systems Corporation *	22,943
942	Apple, Inc.	103,978
4,033	EMC Corporation	119,941
2,474	Hewlett-Packard Company	99,282
2,091	NCR Corporation *	60,932
1,922	NetApp, Inc.	79,667
650	SanDisk Corporation	63,687
888	Western Digital Corporation	98,301
		648,731
	Textiles, Apparel & Luxury Goods - 1.2%
2,008	Coach, Inc.	75,420
735	Fossil Group, Inc. *	81,394
751	Hanesbrands, Inc.	83,827
1,386	Nike, Inc.	133,264

694	Ralph Lauren Corporation	128,501
664	Under Armour, Inc. *	45,085
1,714	V.F. Corporation	128,379
		675,870
	Thrifts & Mortgage Finance - 0.5%
13,750	Hudson City Bancorp, Inc.	139,150
8,532	New York Community Bancorp, Inc.	136,512
		275,662
	Tobacco - 0.9%
3,207	Altria Group, Inc.	158,009
1,080	Lorillard, Inc.	67,975
1,668	Philip Morris International, Inc.	135,859
1,648	Reynolds American, Inc.	105,917
		467,760
	Trading Companies & Distributors - 0.7%
2,237	Fastenal Company	106,392
1,257	MSC Industrial Direct Company, Inc.	102,131
598	United Rentals, Inc. *	61,002
457	W.W. Grainger, Inc.	116,485
		386,010
	Water Utilities - 0.3%
3,255	American Water Works Company, Inc.	173,491
	TOTAL COMMON STOCKS (Cost $52,218,869)	54,029,741

	CLOSED END FUNDS - 0.3%
	Capital Markets - 0.3%
10,991	Ares Capital Corporation	171,515
	TOTAL CLOSED END FUNDS (Cost $181,872)	171,515

	SHORT-TERM INVESTMENTS - 0.7%
	Money Market Funds - 0.7%
365,303	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.07% (a)	365,303
	TOTAL SHORT-TERM INVESTMENTS (Cost $365,303)	365,303
	TOTAL INVESTMENTS - 99.9% (Cost $52,766,044)	54,566,559
	Other Assets in Excess of Liabilities - 0.1%	61,094
	NET ASSETS - 100.0%	$54,627,653

*	Non-income producing security.
(a)	Annualized seven-day yield as of December 31, 2014.
Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
December 31, 2014 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Appreciation (Depreciation)
4	S&P 500 E-Mini Future, Mar 2015	$407,015	$3,465
			$3,465

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	Security Description	Value $
	COMMON STOCKS - 97.8%
	Aerospace & Defense - 1.3%
220	Airbus Group NV	11,008
236	Safran SA	14,635
12,000	Singapore Technologies Engineering Ltd	30,801
268	Thales SA	14,592
488	Zodiac Aerospace	16,481
		87,517
	Air Freight & Logistics - 0.7%
2,000	Bollore SA	9,124
392	Deutsche Post AG	12,828
1,556	Royal Mail PLC	10,426
800	Yamato Holdings Company, Ltd	15,993
		48,371
	Airlines - 0.4%
8,000	Cathay Pacific Airways Ltd	17,435
400	Japan Airlines Company Ltd	12,022
		29,457
	Auto Components - 1.8%
400	Aisin Seiki Company Ltd	14,543
400	Bridgestone Corporation	14,022
60	Continental AG	12,746
400	Denso Corporation	18,875
2,176	GKN PLC	11,667
128	Michelin (Cgde)	11,658
684	Pirelli & Company, SpA	9,278
800	Sumitomo Electric Industries Ltd	10,105
400	Toyota Industries Corporation	20,738
		123,632
	Automobiles - 2.5%
120	Bayer Motoren Werk AG	13,035
800	Daihatsu Motor Company, Ltd	10,546
144	Daimler AG	12,018
800	Fuji Heavy Industries Ltd	28,719
400	Honda Motor Company Ltd	11,775
1,200	Isuzu Motors Ltd	14,842
1,200	Mitsubishi Motors Corporation	11,120
1,200	Nissan Motor Company, Ltd	10,590
120	Renault SA	8,789
400	Suzuki Motor Corporation	12,156
400	Toyota Motor Corporation	25,240
60	Volkswagen AG	13,076
		171,906
	Beverages - 2.2%
160	Anheuser-Busch Inbev NV	18,172

400	Asahi Group Holdings Ltd	12,511
500	Diageo PLC	14,405
252	Heineken Holding NV	15,835
204	Heineken NV	14,552
1,200	Kirin Holdings Company Ltd	14,998
152	Pernod Ricard SA	16,969
272	SABMiller PLC	14,249
800	Suntory Beverage & Food Ltd	27,851
		149,542
	Biotechnology - 0.6%
88	Actelion Ltd	10,206
284	CSL Ltd	20,097
204	Grifols SA	8,176
		38,479
	Building Products - 0.8%
232	Cie de St-Gobain	9,890
400	Daikin Industries, Ltd	26,081
56	Geberit AG	19,061
		55,032
	Capital Markets - 2.1%
1,532	Aberdeen Asset Management PLC	10,320
800	CI Financial Corporation *	22,235
492	Hargreaves Lansdown PLC	7,760
400	IGM Financial, Inc. *	15,944
1,580	Investec PLC	13,335
324	Julius Baer Group Ltd	14,929
328	Macquarie Group Ltd	15,609
2,000	Nomura Holdings, Inc.	11,524
356	Schroders PLC	14,904
852	UBS AG	14,097
		140,657
	Chemicals - 4.5%
140	Air Liquide SA	17,424
192	Akzo Nobel NV	13,394
4,000	Asahi Kasei Corporation	36,918
148	BASF SE	12,515
104	Bayer AG	14,220
40	EMS-Chemie Holding AG	16,244
408	Evonik Industries AG	13,392
12	Givaudan SA	21,641
1,920	Israel Chemicals Ltd	13,921
300	Johnson Matthey PLC	15,884
84	Linde AG	15,674
400	Nitto Denko Corporation	22,618
328	Novozymes A/S	13,846
756	Orica Ltd	11,696
400	Potash Corporation of Saskatchewan, Inc. *	14,140
400	Shin-etsu Chemical Company, Ltd	26,268
56	Syngenta AG	18,024
268	Yara International ASA	12,003
		309,822

	Commercial Banks - 7.9%
668	Australia & New Zealand Banking Group Ltd	17,500
3,224	Banco de Sabadell SA	8,602
1,404	Banco Popular Espanol SA	7,068
1,613	Banco Santander SA	13,655
3,180	Bank Hapoalim BM	15,001
4,000	Bank Of East Asia Ltd	16,119
400	Bank Of Montreal *	28,294
4,000	Bank of Yokohama Ltd	21,950
4,932	Bankia SA *	7,388
1,228	Bankinter SA	9,957
6,000	BOC Hong Kong Holdings Ltd	20,078
1,851	CaixaBank SA	9,768
592	Commerzbank AG *	7,866
316	Commonwealth Bank of Australia	22,096
732	Credit Agricole SA	9,531
564	Danske Bank A/S	15,341
804	DNB ASA	11,942
1,600	Hang Seng Bank Ltd	26,658
1,976	HSBC Holdings PLC	18,744
2,400	Mitsubishi UFJ Financial Group, Inc.	13,314
8,400	Mizuho Financial Group, Inc.	14,201
668	National Australia Bank Ltd	18,324
1,596	Natixis SA	10,593
1,212	Nordea Bank AB	14,133
4,000	Oversea-Chinese Banking Corporation, Ltd	31,586
244	Raiffeisen Bank International AG	3,701
2,400	Resona Holdings, Inc.	12,260
1,284	Skandinaviska Enskilda Banken AB	16,397
228	Societe Generale SA	9,653
756	Standard Chart PLC	11,347
400	Sumitomo Mitsui Financial Group, Inc.	14,610
4,000	Sumitomo Mitsui Trust Holdings, Inc.	15,468
368	Svenska Handelsbanken AB	17,306
608	Swedbank AB	15,248
400	Toronto-Dominion Bank *	19,112
624	Westpac Banking Corporation	16,893
		541,704
	Commercial Services & Supplies - 1.2%
464	Aggreko PLC	10,877
864	Babcock International Group PLC	14,247
2,136	Brambles Ltd	18,537
400	Secom Company, Ltd	23,193
400	Tyco International PLC	17,544
		84,398
	Communications Equipment - 0.2%
1,032	Telefonaktiebolaget LM Ericsson	12,490
	Construction & Engineering - 0.8%
308	ACS Actividades de Construccion y Servicios SA	10,797
858	Ferrovial SA	17,053

816	Skanska AB	17,575
228	Vinci SA	12,556
		57,981
	Construction Materials - 0.2%
192	Holcim Ltd	13,779
	Consumer Finance - 0.1%
800	ORIX Corporation	10,175
	Containers & Packaging - 0.3%
1,676	Amcor Ltd/Australia	18,581
	Distributors - 0.1%
8,000	Li & Fung Ltd	7,490
	Diversified Financial Services - 1.5%
216	Deutsche Boerse AG	15,478
252	Groupe Bruxelles Lambert SA	21,574
800	Hong Kong Exchanges and Clearing Ltd	17,713
224	Kinnevik Inv. AB	7,336
480	London Stock Exchange Group PLC	16,616
268	Pargesa Holdings SA	20,770
		99,487
	Diversified Telecommunication Services - 3.5%
800	BCE, Inc.	36,688
396	Belgacom SA	14,423
2,368	BT Group PLC	14,819
40	Iliad SA	9,618
400	Nippon Telegraph & Telephone Corporation	20,741
680	Orange SA	11,643
8,000	Singapore Telecommunications Ltd	23,553
40	Swisscom AG	21,022
1,050	Telefonica SA	15,145
524	Telenor ASA	10,652
1,892	Teliasonera AB	12,232
4,028	Telstra Corporation Ltd	19,632
400	Telus Corporation	14,423
648	Vivendi SA	16,223
		240,814
	Electric Utilities - 2.4%
4,000	CLP Holdings Ltd	34,689
2,896	EDP-Energias de Portugal SA	11,277
364	Electricite de France SA	10,054
376	Endesa SA	7,530
5,436	Enel Green Power SpA	11,406
2,128	Enel SpA	9,517
528	Fortum OYJ	11,481
2,887	Iberdrola SA	19,553
2,000	Power Assets Holdings Ltd	19,408
164	Red Electrica Corporation SA	14,528
2,980	Terna Rete Elettrica Nazionale SpA	13,558
		163,001
	Electrical Equipment - 1.3%
736	ABB Ltd	15,650

292	Legrand SA	15,386
400	Nidec Corporation	26,218
168	Schneider Electric SE	12,321
400	Sensata Technologies Holding NV *	20,964
		90,539
	Electronic Equipment, Instruments & Components - 1.5%
400	FUJIFILM Holdings Corporation	12,359
408	Hexagon AB	12,666
400	Hoya Corporation	13,709
400	Kyocera Corporation	18,554
400	Omron Corporation	18,200
400	TE Connectivity Ltd	25,300
		100,788
	Energy Equipment & Services - 0.2%
400	Noble Corporation PLC	6,628
116	Technip SA	6,936
		13,564
	Food & Staples Retailing - 2.4%
400	Alimentation Couche-Tard, Inc. *	16,764
368	Carrefour SA	11,266
108	Casino Guichard Perrachon SA	9,992
308	Colruyt SA	14,338
3,600	Dairy Farm International Holdings, Ltd	32,400
2,188	J. Sainsbury PLC	8,413
760	Jeronimo Martins SGPS SA	7,665
844	Koninklijke Ahold NV	15,069
400	Seven & i Holdings Company, Ltd	14,555
464	Wesfarmers Ltd	15,801
588	Woolworths Ltd	14,728
		160,991
	Food Products - 1.9%
188	Aryzta AG	14,551
296	Associated British Foods PLC	14,546
220	Danone SA	14,495
316	Nestle SA	23,187
600	Saputo, Inc. *	18,034
452	Unilever PLC	18,514
12,000	Wilmar International Ltd	29,351
		132,678
	Gas Utilities - 2.3%
800	Canadian Utilities Ltd *	28,170
8,000	China Gas Holdings Ltd	12,607
436	Enagas SA	13,815
552	Gas Natural SDG SA	13,900
12,000	Hong Kong & China Gas Company Ltd	27,483
400	Keyera Corporation *	27,912
2,668	Snam SpA	13,236
4,000	Tokyo Gas Company, Ltd	21,776
		158,899

	Health Care Equipment & Supplies - 0.4%
136	Essilor International SA	15,252
836	Smith & Nephew PLC	15,480
		30,732
	Health Care Providers & Services - 0.7%
228	Fresenius Medical Care AG & Company KGaA	17,064
292	Fresenius SE & KGaA	15,250
272	Ramsay Health Care Ltd	12,680
		44,994
	Hotels, Restaurants & Leisure - 1.9%
344	Accor SA	15,543
1,140	Compass Group PLC	19,563
1,036	Crown Resorts Ltd	10,733
24,000	Genting Singapore PLC	19,567
372	InterContinental Hotels Group PLC	15,046
8,000	SJM Holdings Ltd	12,751
220	Sodexo SA	21,635
212	Whitbread PLC	15,761
		130,599
	Household Durables - 0.5%
400	Garmin Ltd	21,132
1,200	Sekisui House Ltd	15,899
		37,031
	Household Products - 0.5%
200	Reckitt Benckiser Group PLC	16,241
800	Unicharm Corporation	19,449
		35,690
	Industrial Conglomerates - 1.7%
4,000	CITIC Ltd	6,819
4,000	Keppel Corporation Ltd	26,724
448	Koninklijke Philips NV	13,092
8,000	Sembcorp Industries Ltd	26,875
132	Siemens AG	14,975
716	Smiths Group PLC	12,253
4,000	Toshiba Corporation	17,111
		117,849
	Insurance - 8.3%
1,764	Aegon NV	13,360
340	Ageas	12,139
3,200	AIA Group Ltd	17,806
88	Allianz SE	14,626
2,768	AMP Ltd	12,429
400	Aon PLC	37,932
712	Assicurazioni Generali SpA	14,646
1,412	Aviva PLC	10,663
520	AXA SA	12,084
672	CNP Assurances	11,974
800	Dai-ichi Life Insurance Company, Ltd	12,296
3,144	Direct Line Insurance Group PLC	14,274
696	Gjensidige Forsikring ASA	11,393

1,200	Great-West Lifeco, Inc.	34,694
204	Hannover Rueck SE	18,506
2,952	Insurance Australia Group Ltd	15,063
400	Intact Financial Corporation *	28,869
3,600	Legal & General Group PLC	13,949
1,200	Manulife Financial Corporation *	22,909
3,520	Mapfre SA	11,982
80	Muenchener Rueckversicherungs-Gesellschaft AG	16,045
4,448	Old Mutual PLC	13,207
400	Power Corporation of Canada	10,935
800	Power Financial Corporation	24,913
700	Prudential PLC	16,278
1,568	RSA Insurance Group PLC *	10,631
348	Sampo Oyj	16,347
2,100	Standard Life PLC	13,096
68	Swiss Life Holding Ltd	16,169
172	Swiss Re AG	14,472
800	T&D Holdings, Inc.	9,738
408	Talanx AG	12,476
800	Tokio Marine Holdings, Inc.	26,271
2,944	UnipolSai SpA	7,958
64	Zurich Insurance Group AG	20,065
		570,195
	Internet & Catalog Retail - 0.2%
800	Rakuten, Inc.	11,237
	Internet Software & Services - 0.2%
232	United Internet AG	10,523
1,600	Yahoo Japan Corporation	5,811
		16,334
	IT Services - 1.4%
400	Accenture PLC	35,724
384	Amadeus It Holding SA	15,373
160	AtoS	12,836
192	Cap Gemini SA	13,819
400	CGI Group, Inc. *	15,249
		93,001
	Machinery - 2.8%
612	Alfa Laval AB	11,643
456	Atlas Copco AB	12,775
300	GEA Group AG	13,286
800	Hino Motors Ltd	10,706
4,000	IHI Corporation	20,605
800	Komatsu Ltd	17,926
380	Kone OYJ	17,390
400	Pentair PLC	26,568
1,112	Sandvik AB	10,898
144	Schindler Holding AG	20,857
1,076	Volvo AB	11,691
224	Wartsila OYJ Abp	10,053
316	Weir Group PLC	9,117
		193,515

	Marine - 0.4%
4	A.P. Moller - Maersk A/S	8,040
124	Kuehne + Nagel International AG	16,875
		24,915
	Media - 2.8%
500	Eutelsat Communications SA	16,212
3,348	ITV PLC	11,229
416	JCDecaux SA	14,379
240	ProSiebenSat.1 Media AG	10,115
200	Publicis Groupe SA	14,433
916	Reed Elsevier NV	21,991
1,252	Reed Elsevier PLC	21,465
1,200	Shaw Communications, Inc. *	32,381
984	Sky PLC	13,788
676	Wolters Kluwer NV	20,736
684	WPP PLC	14,339
		191,068
	Metals & Mining - 1.7%
780	Antofagasta PLC	9,148
452	BHP Billiton Ltd	10,838
800	First Quantum Minerals Ltd	11,369
2,076	Fortescue Metals Group Ltd	4,644
800	JFE Holdings, Inc.	18,006
8,000	Nippon Steel & Sumitomo Metal Corporation	20,097
224	Rio Tinto PLC	10,474
800	Silver Wheaton Corporation *	16,271
400	Teck Resources Ltd *	5,468
252	Voestalpine AG	10,000
		116,315
	Multiline Retail - 0.4%
2,060	Marks & Spencer Group PLC	15,373
124	Next PLC	13,181
		28,554
	Multi-Utilities - 0.8%
1,376	AGL Energy Ltd.	15,008
3,244	Centrica PLC	14,107
1,256	National Grid PLC	17,973
628	Suez Environnement Company	10,969
		58,057
	National Commercial Banks - 1.0%
400	Bank Of Nova Scotia *	22,830
400	National Bank Of Canada *	17,022
400	Royal Bank Of Canada *	27,626
		67,478
	Office Electronics - 0.4%
800	Canon, Inc.	25,650
	Oil, Equipment & Services - 0.2%
400	Pembina Pipeline Corporation *	14,577
	Oil, Gas & Consumable Fuels - 3.5%
800	ARC Resources Ltd *	17,325

400	Baytex Energy Corporation *	6,652
2,596	BP PLC	16,630
520	Caltex Australia Ltd	14,523
800	Cameco Corporation *	13,118
800	Canadian Natural Resources Ltd *	24,734
400	Canadian Oil Sands Ltd *	3,587
400	Husky Energy, Inc. *	9,468
400	Imperial Oil Ltd *	17,232
1,200	Inpex Corporation	13,480
16,000	Kunlun Energy Company Ltd	15,124
2,036	Oil Search Ltd	13,115
1,104	Santos Ltd	7,436
516	Statoil ASA	9,083
400	Suncor Energy, Inc. *	12,704
216	Total SA	11,113
400	TransCanada Corporation *	19,659
464	Woodside Petroleum Ltd	14,398
		239,381
	Paper & Forest Products - 0.5%
636	Mondi PLC	10,408
564	Svenska Cellulosa AB SCA	12,220
684	UPM-Kymmene OYJ	11,273
		33,901
	Personal Products - 0.8%
220	Beiersdorf AG	17,948
400	Kao Corporation	15,886
108	L'Oreal SA	18,204
		52,038
	Pharmaceuticals - 3.1%
400	Chugai Pharmaceutical Company, Ltd	9,898
800	Daiichi Sankyo Company, Ltd	11,274
800	Eisai Company Ltd	31,204
672	GlaxoSmithKline PLC	14,412
100	Indivior PLC *	233
164	Merck KGaA	15,562
1,200	Mitsubishi Tanabe Pharma Corporation	17,733
232	Novartis AG	21,550
332	Novo Nordisk A/S	14,042
400	Otsuka Holdings Company, Ltd	12,079
68	Roche Holdings AG	18,460
140	Sanofi	12,817
400	Shionogi & Company, Ltd	10,436
120	Shire PLC	8,478
168	UCB SA	12,848
		211,026
	Professional Services - 1.3%
168	Adecco SA	11,634
516	Bureau Veritas SA	11,433
864	Capita PLC	14,557
804	Experian PLC	13,634

336	Intertek Group PLC	12,223
208	Randstad Holding NV	10,083
8	SGS SA	16,455
		90,019
	Real Estate Management & Development - 4.0%
400	Brookfield Asset Management, Inc. *	20,045
8,000	CapitaLand Ltd	19,990
8,000	China Overseas Land & Investment Ltd	23,779
4,000	City Developments Ltd	31,012
800	Daiwa House Industry Company, Ltd	15,315
536	Deutsche Annington Immobilien SE	18,235
8,000	Global Logistic Properties Ltd	14,977
4,000	Hang Lung Group Ltd	18,157
8,000	Hang Lung Properties Ltd	22,438
8,000	New World Development Company, Ltd	9,202
2,000	Shimao Property Holdings Ltd	4,472
8,000	Sino Land Company Ltd	12,916
4,800	Swire Properties Ltd	14,175
4,000	Wharf Holdings Ltd	28,886
4,000	Wheelock & Company, Ltd	18,673
		272,272
	Road & Rail - 1.6%
4,356	Aurizon Holdings Ltd	16,430
400	Canadian National Railway Company *	27,550
6,000	MTR Corporation Ltd	24,605
4,000	Tokyu Corporation	25,012
400	West Japan Railway Company	19,075
		112,672
	Semiconductors & Semiconductor Equipment - 0.8%
104	ASML Holding NV	11,263
1,052	Infineon Technologies AG	11,260
400	NXP Semiconductors NV *	30,560
		53,083
	Software - 1.0%
400	Check Point Software Technologies Ltd *	31,428
256	Dassault Systemes	15,656
108	Gemalto NV	8,877
212	SAP SE	14,946
		70,907
	Specialty Retail - 0.9%
7,200	Chow Tai Fook Jewellery Group Ltd	9,656
376	Hennes & Mauritz AB	15,704
584	Inditex SA	16,752
2,184	Kingfisher PLC	11,591
848	Sports Direct International PLC *	9,397
		63,100
	Technology Hardware, Storage & Peripherals - 0.4%
1,200	Ricoh Company Ltd	12,312
400	Seiko Epson Corporation	16,998
		29,310

	Textiles, Apparel & Luxury Goods - 2.1%
4,000	Belle International Holdings Ltd	4,498
528	Burberry Group PLC	13,463
80	Christian Dior SA	13,833
192	Cie Financiere Richemont SA	17,149
60	Hermes International	21,403
136	HUGO BOSS AG	16,737
252	Luxottica Group SpA	13,875
76	LVMH Moet Hennessy Louis Vuitton SA	12,162
128	Pandora A/S	10,493
1,200	Prada SpA	6,801
28	Swatch Group AG	12,510
		142,924
	Tobacco - 0.6%
304	British American Tobacco PLC	16,584
348	Imperial Tobacco Group PLC	15,382
400	Japan Tobacco, Inc.	11,114
		43,080
	Trading Companies & Distributors - 2.8%
400	AerCap Holdings NV *	15,528
588	Ashtead Group PLC	10,558
292	Brenntag AG	16,434
696	Bunzl PLC	19,136
1,200	ITOCHU Corporation	12,944
2,800	Marubeni Corporation	16,941
800	Mitsubishi Corporation	14,807
1,200	Mitsui & Company Ltd	16,245
12,000	Noble Group Ltd	10,327
1,600	Sumitomo Corporation	16,590
400	Toyota Tsusho Corporation	9,427
492	Travis Perkins PLC	14,240
336	Wolseley PLC	19,303
		192,480
	Transportation Infrastructure - 0.7%
768	Abertis Infraestructuras SA	15,269
160	Aeroports de Paris	19,409
480	Atlantia SpA	11,227
		45,905
	Water Utilities - 0.8%
16,000	Guangdong Investment Ltd	20,839
500	Severn Trent PLC	15,633
1,128	United Utilities Group PLC	16,104
		52,576
	Wireless Telecommunication Services - 1.7%
2,000	China Mobile Ltd	23,341
8,000	China Unicom Hong Kong Ltd	10,729
400	KDDI Corporation	25,503
1,200	NTT DOCOMO, Inc.	17,713
800	Rogers Communications, Inc.	31,104

2,876	Vodafone Group PLC	9,980
		118,370
	TOTAL COMMON STOCKS (Cost $6,773,886)	6,692,609

	RIGHTS - 0.0%
	Textiles, Apparel & Luxury Goods- 0.0%
40	Christian Dior SA *	59
40	Christian Dior SA *	59
	TOTAL RIGHTS (Cost $731)	118
	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUNDS - 2.4%
164,544	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.07% (a)	164,544
	TOTAL SHORT-TERM INVESTMENTS (Cost $164,544)	164,544
	TOTAL INVESTMENTS - 100.2% (Cost $6,939,161)	6,857,271
	Liabilities in Excess of Other Assets - (0.2)%	(11,413)
	NET ASSETS - 100.0%	$6,845,858

*	Non-income producing security.
(a)	Annualized seven-day yield as of December 31, 2014.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
December 31, 2014 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Appreciation (Depreciation)
2	mini MSCI EAFE Future, Mar15	$178,688	$(2,898)
			$(2,898)

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.1%
	Aerospace & Defense - 1.0%
2,729	Lockheed Martin Corporation	$525,524
	Air Freight & Logistics - 1.5%
6,719	United Parcel Service, Inc.	746,951
	Automobiles - 0.8%
28,454	Ford Motor Company	441,037
	Beverages - 2.4%
6,902	Pepsico, Inc.	652,653
14,591	The Coca-Cola Company	616,032
		1,268,685
	Capital Markets - 0.7%
10,327	TD Ameritrade Holding Corporation	369,500
	Chemicals - 1.9%
8,650	E. I. du Pont de Nemours and Company	639,581
7,709	The Dow Chemical Company	351,608
		991,189
	Commercial Banks - 2.3%
13,987	BB&T Corporation	543,955
12,199	Wells Fargo & Company	668,749
		1,212,704
	Commercial Services & Supplies - 1.4%
18,198	Republic Services, Inc.	732,470
	Communications Equipment - 1.1%
20,516	Cisco Systems, Inc.	570,653
	Containers & Packaging - 0.9%
10,593	MeadWestvaco Corporation	470,223
	Distributors - 1.1%
5,671	Genuine Parts Company	604,358
	Diversified Financial Services - 0.9%
5,573	CME Group, Inc.	494,046
	Diversified Telecommunication Services - 2.5%
16,389	AT&T, Inc.	550,506
11,469	Verizon Communications, Inc.	536,520
29,766	Windstream Holdings, Inc.	245,272
		1,332,298
	Electric Utilities - 10.2%
9,658	American Electric Power Company, Inc.	586,434
6,813	Entergy Corporation	596,001
12,810	Exelon Corporation	474,995
5,819	NextEra Energy, Inc.	618,501
13,310	Northeast Utilities	712,351
12,888	Pepco Holdings, Inc.	347,074
9,442	Pinnacle West Capital Corporation	644,983
14,818	Southern Company	727,712

19,588	Xcel Energy, Inc.	703,601
		5,411,652
	Electrical Equipment - 1.7%
5,748	Eaton Corporation plc	390,634
8,598	Emerson Electric Company	530,755
		921,389
	Energy Equipment & Services - 0.5%
7,533	Diamond Offshore Drilling, Inc.	276,536
	Food & Staples Retailing - 2.9%
17,551	Sysco Corporation	696,599
10,074	Wal-Mart Stores, Inc.	865,155
		1,561,754
	Food Products - 3.1%
11,256	General Mills, Inc.	600,282
7,334	Kellogg Company	479,937
9,369	Kraft Foods Group, Inc.	587,062
		1,667,281
	Gas Utilities - 1.1%
10,518	AGL Resources, Inc.	573,336
	Health Care Equipment & Supplies - 1.2%
8,474	Baxter International, Inc.	621,059
	Hotels, Restaurants & Leisure - 3.9%
7,962	Darden Restaurants, Inc.	466,812
4,497	Las Vegas Sands Corporation	261,546
8,339	McDonald's Corporation	781,364
4,780	Starwood Hotels & Resorts Worldwide, Inc.	387,515
1,295	Wynn Resorts Ltd.	192,644
		2,089,881
	Household Products - 4.2%
6,113	Kimberly-Clark Corporation	706,296
7,074	The Clorox Company	737,181
8,452	The Procter & Gamble Company	769,893
		2,213,370
	Industrial Conglomerates - 1.0%
21,716	General Electric Company	548,763
	Insurance - 5.4%
11,179	American Financial Group, Inc.	678,789
11,561	Arthur J Gallagher & Company	544,292
12,998	Cincinnati Financial Corporation	673,686
11,371	CNA Financiall Corporation	440,171
20,212	Progressive Corporation	545,522
		2,882,460
	IT Services - 2.0%
13,774	Paychex, Inc.	635,945
23,215	The Western Union Company	415,781
		1,051,726
	Leisure Products - 1.0%
9,545	Hasbro, Inc.	524,880
	Machinery - 2.2%
7,764	Deere & Company	686,881

6,921	Paccar, Inc.	470,697
		1,157,578
	Metals & Mining - 1.2%
10,913	Freeport-McMoRan, Inc.	254,928
8,057	Nucor Corporation	395,196
		650,124
	Multiline Retail - 1.7%
6,495	Kohl's Corporation	396,455
6,878	Target Corporation	522,109
		918,564
	Multi-Utilities - 12.8%
10,436	Alliant Energy Corporation	693,159
12,424	Ameren Corporation	573,119
18,688	CMS Energy Corporation	649,408
10,197	Consolidated Edison, Inc.	673,104
7,581	Dominion Resources, Inc.	582,979
7,415	DTE Energy Company	640,434
14,555	NiSource, Inc.	617,423
10,801	PG&E Corporation	575,045
12,415	Public Service Enterprise Group, Inc.	514,105
11,406	SCANA Corporation	688,923
11,599	Wisconsin Energy Corporation	611,731
		6,819,430
	Oil, Gas & Consumable Fuels - 6.6%
4,724	Chevron Corporation	529,938
6,946	ConocoPhillips	479,691
5,869	Exxon Mobil Corporation	542,589
7,278	HollyFrontier Corporation	272,779
10,192	Kinder Morgan, Inc.	431,224
5,413	Occidental Petroleum Corporation	436,342
6,463	ONEOK, Inc.	321,793
14,078	Spectra Energy Corporation	511,031
		3,525,387
	Pharmaceuticals - 5.4%
6,159	AbbVie, Inc.	403,045
7,045	Bristol-Myers Squibb Company	415,866
7,488	Eli Lilly and Company	516,597
5,903	Johnson & Johnson	617,277
7,430	Merck & Company, Inc.	421,950
16,622	Pfizer, Inc.	517,775
		2,892,510
	Semiconductors & Semiconductor Equipment - 3.8%
8,894	Analog Devices, Inc.	493,795
11,557	Intel Corporation	419,404
11,182	Maxim Integrated Products, Inc.	356,370
9,829	Microchip Technology, Inc.	443,386
7,093	Xilinx, Inc.	307,056
		2,020,011
	Software - 0.9%
15,910	CA Technologies, Inc.	484,460

	Specialty Retail - 1.5%
5,532	L Brands, Inc.	478,794
18,823	Staples, Inc.	341,073
		819,867
	Textiles, Apparel & Luxury Goods - 0.6%
8,192	Coach, Inc.	307,692
	Thrifts & Mortgage Finance - 1.1%
34,765	New York Community Bancorp, Inc.	556,240
	Tobacco - 3.6%
13,046	Altria Group, Inc.	642,776
4,392	Lorillard, Inc.	276,433
6,792	Philip Morris International, Inc.	553,208
6,719	Reynolds American, Inc.	431,830
		1,904,247
	TOTAL COMMON STOCKS (Cost $50,145,850)	52,159,835

	CLOSED END FUNDS - 1.3%
	Capital Markets - 1.3%
44,669	Ares Capital Corporation	697,060
	TOTAL CLOSED END FUNDS (Cost $733,333)	697,060

	SHORT-TERM INVESTMENTS - 0.4%
	Money Market Funds - 0.4%
234,928	Invesco Short Term Investment Trust Liquid Assets Portfolio, 0.07% (a)	234,928
	TOTAL SHORT-TERM INVESTMENTS (Cost $234,928)	234,928
	TOTAL INVESTMENTS - 99.8% (Cost $51,114,111)	53,091,823
	Other Assets in Excess of Liabilities - 0.2%	110,006
	NET ASSETS - 100.0%	$53,201,829

(a)	Annualized seven-day yield as of December 31, 2014.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
December 31, 2014 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Appreciation (Depreciation)
3	S&P 500 E-Mini Future, Mar 2015	$305,840	$2,020
			$2,020

	Compass EMP U.S. 500 Volatility Weighted Index ETF	Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
ASSETS
Investments in securities, at value*	$7,295,320	$13,283,764	$54,566,558
Receivable for Investments Sold	2,473	11,956	17,311
Interest and Dividends Receivable	9,079	13,003	65,555
Deposit at Broker for Futures	19,869	27,083	48,200
Due from Advisor, net	7,394	1,801	-
Total Assets	7,334,135	13,337,607	54,697,624

LIABILITIES
Due to Advisor, net	-	-	19,598
Fees payable to other affiliates	904	-	-
Other liabilities and accrued expenses	48,221	36,901	50,373
Total Liabilities	49,125	36,901	69,971
Net Assets	$7,285,010	$13,300,706	$54,627,653

NET ASSETS CONSIST OF:
Paid-in Capital	$6,979,000	$12,464,000	$52,664,000
Undistributed (Accumulated) Net Investment Income (Loss)	198	438	2,765
Accumulated Net Realized Gain (Loss) on Investments	34,024	56,256	156,909
Net Unrealized Appreciation (Depreciation) on:
Investments in securities	270,143	777,796	1,800,514
Investments in futures	1,645	2,216	3,465
Net Assets	$7,285,010	$13,300,706	$54,627,653
*Identified Cost:	$7,025,177	$12,505,968	$52,766,044

Net Asset Value (unlimited shares authorized):
Net Assets	$7,285,010	$13,300,706	$54,627,653
Shares of beneficial interest outstanding (unlimited shares authorized)^	200,000	350,000	1,500,000
Net asset value	$36.43	$38.00	$36.42

The accompanying notes are an integral part of these financial statements

	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
ASSETS
Investments in securities, at value*	$6,857,271	$53,091,823
Foreign Currency, at value (cost $869, & $0 respectively)	869	-
Receivable for Capital Shares Sold	-	1,871,000
Interest and Dividends Receivable	5,165	130,852
Deposit at Broker for Futures	7,767	46,835
Due from Advisor, net	8,659	-
Total Assets	6,879,731	55,140,510

LIABILITIES
Payable for Investments Purchased	-	1,862,758
Distribution Payable	-	12,006
Payable for Dividend Tax Withholding	233	-
Due to Advisor, net	-	20,016
Other liabilities and accrued expenses	33,640	43,901
Total Liabilities	33,873	1,938,681
Net Assets	$6,845,858	$53,201,829

NET ASSETS CONSIST OF:
Paid-in Capital	$6,932,043	$51,084,500
Undistributed (Accumulated) Net Investment Income (Loss)	1,614	3,398
Accumulated Net Realized Gain (Loss) on Investments	(3,012)	134,199
Net Unrealized Appreciation (Depreciation) on:
Investments in securities	(81,889)	1,977,712
Investments in futures	(2,898)	2,020
Net Assets	$6,845,858	$53,201,829
*Identified Cost:	$6,939,161	$51,114,111

Net Asset Value (unlimited shares authorized):
Net Assets	$6,845,858	$53,201,829
Shares Outstanding^	200,000	1,450,000
Net Asset Value	$34.23	$36.69

The accompanying notes are an integral part of these financial statements

	Compass EMP U.S. 500 Volatility Weighted Index ETF 1	Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF 2	Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF 1
INVESTMENT INCOME
Dividend income (net of $24, $17 & $111. respectively, in foreign withholding taxes)	65,396	72,334	327,708
Total Investment Income	65,396	72,334	327,708

Expenses:
Administration, Fund Accounting and Transfer Agent Fees	23,816	21,910	23,816
Management fees	16,768	13,357	95,087
Custody Expense	12,032	9,863	12,032
Professional Fees	10,529	8,631	10,529
Service Fees	4,513	3,699	4,513
Registration Fees	3,228	2,646	3,228
Insurance Expenses	3,009	2,466	3,009
Miscellaneous expenses	2,508	2,053	2,508
Shareholder Reporting Expenses	2,507	1,233	1,504
Trustees' Fees and Expenses	1,504	905	501
Compliance Expense	1,103	411	1,103
Total Expenses	81,517	67,174	157,830
Less: Fees Waived	(62,066)	(42,343)	(50,065)
Net Expenses	19,451	24,831	107,765
Net Investment Income	45,945	47,503	219,943

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in securities	26,290	40,208	145,786
Futures	7,734	16,048	11,123
Net Realized Gain (Loss) on investment securities, in-kind redemptions, and futures	34,024	56,256	156,909
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in securities	270,143	777,796	1,800,514
Futures	1,645	2,216	3,465
Net change in Unrealized Appreciation (Depreciation) of investments in securities	271,788	780,012	1,803,979
Net Realized and Unrealized Gain (Loss) on Investments	305,812	836,268	1,960,888
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	351,757	883,771	2,180,831

1Fund commend operations on July 1, 2014.
2 Fund commenced operations on August 1, 2014.

The accompanying notes are an integral part of these financial statements

	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF 2	Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF 1
INVESTMENT INCOME
Income:
Dividend income (net of $2,085 & $0, respectively, in foreign withholding taxes)	16,014	515,992
Total Investment Income	16,014	515,992

Expenses:
Administration, Fund Accounting and Transfer Agent Fees	11,971	16,294
Custody Expense	8,280	12,032
Management fees	6,399	78,884
Professional Fees	5,294	10,529
Service Fees	2,269	4,513
Registration Fees	1,623	3,228
Insurance Expenses	1,512	3,009
Miscellaneous expenses	1,262	2,508
Shareholder Reporting Expenses	756	1,504
Compliance Expense	555	1,103
Trustees' Fees and Expenses	252	501
Total Expenses	40,173	134,105
Less: Fees Waived	(33,043)	(44,704)
Net Expenses	7,130	89,401
Net Investment Income	8,884	426,591

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in securities	(866)	124,837
Futures	(1,675)	9,362
Net Realized Gain (Loss) on investment securities, in-kind redemptions, and futures	(2,541)	134,199
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in securities	(81,890)	1,977,712
Futures	(2,898)	2,020
Net change in Unrealized Appreciation (Depreciation) of investments in securities	(84,788)	1,979,732
Net Realized and Unrealized Gain (Loss) on Investments	(87,329)	2,113,931
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(78,445)	2,540,522

1Fund commenced operations on July 1, 2014.
2 Fund commenced operations on September 30, 2014.

The accompanying notes are an integral part of these financial statements

	Compass EMP U.S. 500 Volatility Weighted Index ETF 1
	Period Ended December 31, 2014
OPERATIONS
Net investment income	$45,945
Net realized gain (loss) on investments	34,024
Change in unrealized appreciation (depreciation) of investments	271,788
Net increase (decrease) in net assets resulting from operations	351,757

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(45,747)
Total Distributions to Shareholders	(45,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,741,000
Cost of shares redeemed	(1,762,000)
Net increase (decrease) in net assets derived from net share in outstanding shares (a)	6,979,000
Net increase (decrease) in net assets	$7,285,010

NET ASSETS
Beginning of Period	$-
End of Period	$7,285,010

Undistributed net investment income	$198

	Period Ended
	December 31, 2014
	Shares	Amount
Subscriptions	250,000	$8,741,000
Redemptions	(50,000)	(1,762,000)
	200,000	$6,979,000
1Fund commend operations on July 1, 2014.

The accompanying notes are an integral part of these financial statements

	Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF 1
	Period Ended December 31, 2014

OPERATIONS
Net investment income	$47,503
Net realized gain (loss) on investments	56,256
Change in unrealized appreciation (depreciation) of investments	780,012
Net increase (decrease) in net assets resulting from operations	883,771

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(47,065)
Total Distributions to Shareholders	(47,065)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,257,500
Cost of shares redeemed	(1,793,500)
Net increase (decrease) in net assets derived from net share in outstanding shares (a)	12,464,000
Net increase (decrease) in net assets	$13,300,706

NET ASSETS
Beginning of Period	$-
End of Period	$13,300,706

Undistributed net investment income	$438

	-
	Period Ended
	December 31, 2014
	Shares	Amount
Subscriptions	400,000	$14,257,500
Redemptions	(50,000)	(1,793,500)
	350,000	$12,464,000

1Fund commend operations on August 1, 2014.

The accompanying notes are an integral part of these financial statements

	Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF 1
	Period Ended December 31, 2014

OPERATIONS
Net investment income	$219,943
Net realized gain (loss) on investments	156,909
Change in unrealized appreciation (depreciation) of investments	1,803,979
Net increase (decrease) in net assets resulting from operations	2,180,831

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(217,178)
Total Distributions to Shareholders	(217,178)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	57,953,000
Cost of shares redeemed	(5,289,000)
Net increase (decrease) in net assets derived from net share in outstanding shares (a)	52,664,000
Net increase (decrease) in net assets	$54,627,653

NET ASSETS
Beginning of Period	$-
End of Period	$54,627,653

Undistributed net investment income	$2,765

	-
	Period Ended
	December 31, 2014
	Shares	Amount
Subscriptions	1,650,000	$57,953,000
Redemptions	(150,000)	(5,289,000)
	1,500,000	$52,664,000

1Fund commend operations on July 1, 2014.

The accompanying notes are an integral part of these financial statements

	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF 1
	Period Ended December 31, 2014
OPERATIONS
Net investment income	$8,884
Net realized gain (loss) on investments	(2,541)
Change in unrealized appreciation (depreciation) of investments	(84,788)
Net increase (decrease) in net assets resulting from operations	(78,445)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(7,270)
From net realized gain	(471)
Total Distributions to Shareholders	(7,741)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,932,000
Cost of shares redeemed	-
Transaction fees	44
Net increase (decrease) in net assets derived from net share in outstanding shares (a)	6,932,044
Net increase (decrease) in net assets	$6,845,858

NET ASSETS
Beginning of Period	$-
End of Period	$6,845,858

Undistributed net investment income	$1,615

	-
	Period Ended
	August 31, 2014
	Shares	Amount
Subscriptions	200,000	$6,932,000
Redemptions	-	-
	200,000	$6,932,000

3 Fund commenced operations on September 30, 2014.

The accompanying notes are an integral part of these financial statements

	Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF 1
	Period Ended December 31, 2014
OPERATIONS
Net investment income	$426,591
Net realized gain (loss) on investments	134,199
Change in unrealized appreciation (depreciation) of investments	1,979,732
Net increase (decrease) in net assets resulting from operations	2,540,522

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(423,193)
Total Distributions to Shareholders	(423,193)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	56,352,500
Cost of shares redeemed	(5,268,000)
Net increase (decrease) in net assets derived from net share in outstanding shares (a)	51,084,500
Net increase (decrease) in net assets	$53,201,829

NET ASSETS
Beginning of Period	$-
End of Period	$53,201,829

Undistributed net investment income	$3,398
	.

	-
	Period Ended
	December 31, 2014
	Shares	Amount
Subscriptions	1,600,000	$56,352,500
Redemptions	(150,000)	(5,268,000)
	1,450,000	$51,084,500

1Fund commend operations on July 1, 2014.

The accompanying notes are an integral part of these financial statements

Compass EMP U.S. 500 Volatility Weighted Index ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
		Period Ended December 31, 2014 (Unaudited) 1

Net Asset Value, Beginning of Period		$35.00
Income (Loss) from Investment Operations:
Net Investment Income 2		0.23
Net realized and unrealized gain (loss) on investments		1.43
	Total from investment operations	1.66
Less Distributions:
Distributions from net investment income		(0.23)
Distributions from net realized gain		-
	Total Distributions	(0.23)
Net asset value, end of period		$36.43
Total Return		4.77%	3

Supplemental Data:
Net assets at end of period (000's)		$7,285
Ratios of expenses to average net assets:
	Before fees waived	2.42%	4
	After fees waived	0.58%	4
Ratios of net investment income (loss) to average net assets:
	Before fees waived	-0.48%	4
	After fees waived	1.36%	4
Portfolio Turnover Rate 5		4%	3

1	Commenced operations on July 1, 2014.
2	Calculated based on average shares outstanding during the period.
3	Not annualized
4	Annualized
5	Excludes impact of in-kind transactions

The accompanying notes are an integral part of these financial statements

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
		Period Ended December 31, 2014 (Unaudited) 1

Net Asset Value, Beginning of Period		$35.00
Income (Loss) from Investment Operations:
Net Investment Income 2		0.19
Net realized and unrealized gain (loss) on investments		1.41
	Total from investment operations	1.60
Less Distributions:
Distributions from net investment income		(0.18)
	Total Distributions	(0.18)
Net asset value, end of period		$36.42
Total Return		4.61%	3

Supplemental Data:
Net assets at end of period (000's)		$54,628
Ratios of expenses to average net assets:
	Before fees waived	1.00%	4
	After fees waived	0.68%	4
Ratios of net investment income (loss) to average net assets:
	Before fees waived	1.07%	4
	After fees waived	1.39%	4
Portfolio Turnover Rate 5		5%	3

1	Commenced operations on July 1, 2014.
2	Calculated based on average shares outstanding during the period.
3	Not annualized
4	Annualized
5	Excludes impact of in-kind transactions

The accompanying notes are an integral part of these financial statements

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
		Period Ended December 31, 2014 (Unaudited) 1

Net Asset Value, Beginning of Period		$35.00
Income (Loss) from Investment Operations:
Net Investment Income 2		0.45
Net realized and unrealized gain (loss) on investments		1.68
	Total from investment operations	2.13
Less Distributions:
Distributions from net investment income		(0.44)
	Total Distributions	(0.44)
Net asset value, end of period		$36.69
Total Return		6.15%	3

Supplemental Data:
Net assets at end of period (000's)		$53,202
Ratios of expenses to average net assets:
	Before fees waived	1.02%	4
	After fees waived	0.68%	4
Ratios of net investment income (loss) to average net assets:
	Before fees waived	2.90%	4
	After fees waived	3.24%	4
Portfolio Turnover Rate 5		3%	3

1	Commenced on July 1, 2014.
2	Calculated based on average shares outstanding during the period.
3	Not annualized
4	Annualized
5	Excludes impact of in-kind transactions

The accompanying notes are an integral part of these financial statements

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
		Period Ended December 31, 2014 (Unaudited) 1

Net Asset Value, Beginning of Period		$35.00
Income (Loss) from Investment Operations:
Net Investment Income 2		0.15
Net realized and unrealized gain (loss) on investments		3.00
	Total from investment operations	3.15
Less Distributions:
Distributions from net investment income		(0.15)
	Total Distributions	(0.15)
Net asset value, end of period		$38.00
Total Return		9.04%	3

Supplemental Data:
Net assets at end of period (000's)		$13,301
Ratios of expenses to average net assets:
	Before fees waived	1.83%	4
	After fees waived	0.68%	4
Ratios of net investment income (loss) to average net assets:
	Before fees waived	0.14%	4
	After fees waived	1.29%	4
Portfolio Turnover Rate 5		6%	3

1	Commencedon August 1, 2014.
2	Calculated based on average shares outstanding during the period.
3	Not annualized
4	Annualized
5	Excludes impact of in-kind transactions

The accompanying notes are an integral part of these financial statements

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
FINANCIAL HIGHLIGHTS
			Period Ended December 31, 2014 (Unaudited) 1

Net Asset Value, Beginning of Period			$35.00
Income (Loss) from Investment Operations:
Net Investment Income 2			0.09
Net realized and unrealized gain (loss) on investments			(0.78)
		Total from investment operations	(0.69)
Less Distributions:
Distributions from net investment income			(0.07)
Distributions from net realized gain			(0.01)
		Total Distributions	(0.08)
Net asset value, end of period			$34.23
Total Return			-1.97%	3

Supplemental Data:
Net assets at end of period (000's)			$6,846
Ratios of expenses to average net assets:
		Before fees waived	4.35%	4
		After fees waived	0.78%	4
Ratios of net investment income (loss) to average net assets:
		Before fees waived	-2.61%	4
		After fees waived	0.96%	4
Portfolio Turnover Rate 5			0%

	1	Commenced on September 30, 2014.
	2	Calculated based on average shares outstanding during the period.
	3	Not annualized
	4	Annualized
	5	Excludes impact of in-kind transactions
^		Less than 1%

The accompanying notes are an integral part of these financial statements

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Compass EMP Funds Trust (the "Trust"), was organized as a Delaware business trust on April 11, 2012.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of twenty-one series.  These financial statements include five ETF funds in the series (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified. The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

The following Funds commenced operations on July 1, 2014 and their objectives are as follows:

Compass EMP U.S. 500 Volatility Weighted Index ETF – seeks to match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before fees and expenses.

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF– seeks to match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF – seeks to match the performance of the CEMP U.S. Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

The following Funds commenced operations on August 1, 2014 and their objectives are as follows:

Compass EMP U.S. Discovery 500 Volatility Weighted Index ETF – seeks to match the performance of the CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

The following Funds commenced operations on September 30, 2014 and their objectives are as follows:

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF  – seeks to match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before fees and expenses.

Shares of the Funds are listed and traded on NASDAQ. The Funds will issue and redeem shares of a Fund (“Shares”) at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit").  The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee.  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities.  In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a) Security Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current mean price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and Agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund’s futures position, in which case the Fund will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of December 31, 2014:

Compass EMP U.S. 500 Volatility Weighted Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 7,205,542	$ -	$ -	7,205,542
Closed End Fund	22,861	-	-	22,861
Money Market Fund	66,916	-	-	66,916
Total	$ 7,295,319	$ -	$ -	$ 7,295,319
Other Financial Instruments^
Futures	$1,645	-	-	$1,645

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$54,029,741	$ -	$ -	$ 54,029,741
Closed End Fund	171,515	-	-	171,515
Money Market Fund	365,303	-	-	365,303
Total	$ 54,566,559	$ -	$ -	$ 54,566,559
Other Financial Instruments^
Futures	$3,465	-	-	$3,465

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stock s*	$ 52,159,835	$ -	$ -	$ 52,159,835
Closed End Funds	697,060	-	-	697,060
Money Market Funds	234,928	-	-	234,928
Total	$ 53,091,823	$ -	$ -	$ 53,091,823
Other Financial Instruments^
Futures	$2,020	-	-	$2,020

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 13,026,324	$ -	$ -	$ 13,026,324
Closed End Funds	104,890	-	-	104,890
Money Market Funds	152,550	-	-	152,550
Total	$ 13,283,764	$ -	$ -	$ 13,283764
Other Financial Instruments^
Futures	$2,216	-	-	$2,216

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 6,692,609	$ -	$ -	$6,692,609
Rights *	-	-	118	118
Money Market Funds	164,544	-	-	164,544
Total	$ 6,857,153	$ -	$ 118	$ 6,857,271
Other Financial Instruments^
Futures	($2,898)	-	-	($2,898)

*Please refer to the Schedules of Investments for industry classifications.
^ Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 1, 2, or 3 during the current period presented.  It is the Funds’ policy to record transfers into or out of Fair Value Levels at the end of the period.

b) Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds on a daily basis. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Derivatives Disclosure -

Fair Values of Derivative Instruments in the Funds* as of December 31, 2014:

Compass EMP U.S. 500 Volatility Weighted Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures*	Unrealized appreciation on futures contracts	$--	Unrealized appreciation on futures contracts	$1,645
Total		$--		$1,645
*Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Futures Contracts		Futures Contracts
Equity Contracts	$7,734	Equity Contracts	$1,645
Total	$7,734	Total	$1,645

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures*	Unrealized appreciation on futures contracts	$--	Unrealized appreciation on futures contracts	$3,465
Total		$--		$3,465
*Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Futures Contracts		Futures Contracts
Equity Contracts	$11,123	Equity Contracts	$3,465
Total	$11,123	Total	$3,465

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures*	Unrealized appreciation on futures contracts	$--	Unrealized appreciation on futures contracts	$2,020
Total		$--		$2,020
*Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Futures Contracts		Futures Contracts
Equity Contracts	$9,362	Equity Contracts	$2,020
Total	$9,362	Total	$2,020

Compass EMP U.S. Discovery 500 Enhanced VolatilityWeighted Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures*	Unrealized appreciation on futures contracts	$--	Unrealized appreciation on futures contracts	$2,216
Total		$--		$2,216
*Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Futures Contracts		Futures Contracts
Equity Contracts	$16,048	Equity Contracts	$2,216
Total	$16,048	Total	$2,216

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures*	Unrealized depreciation on futures contracts	$--	Unrealized depreciation on futures contracts	$(2,898)
Total		$--		$(2,898)
*Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
	Futures Contracts		Futures Contracts
Equity Contracts	$3,606	Equity Contracts	$(2,898)
Total	$3.606	Total	$(2,898)

Offsetting of Financial Assets and Derivatives Assets

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2014, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities’ and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Compass EMP U.S. 500 Volatility Weighted Index
Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
Collins & Company LLC	$1,645	$-	$ 1,645	$ -	$ -	$1,645

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
Collins & Company LLC	$3,465	$ -	$ 3,465	$ -	$ -	$3,465

Compass EMP U.S. EQ Income 100 Enhanced Volatilty Weighted Index ETF
Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
Collins & Company LLC	$2,020	$ -	$ 2,020	$ -	$ -	$ 2,020

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
Collins & Company LLC	$ 2,216	$-	$ 2,216	$ -	$ -	$ 2,216

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures
Collins & Company LLC	$ 2,898	$ -	$ 2,898	$(2,898)	$ -	$ -

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

c) Federal Income Tax - The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended December 31, 2014, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2014, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended December 31, 2014, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

d) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e) Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.  The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities

f) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h) Subsequent Events - Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

On November 26, 2014, Compass entered into a definitive agreement with Victory Capital Management Inc. (“Victory”) to sell certain assets and certain liabilities of Compass to Victory (the “Acquisition”).  As a result of the Acquisition, Victory will acquire substantially all of the assets of Compass that relate to its provision of investment management or investment advisory services to the Funds, including the books and records relating to the Funds and the investment performance of the portfolio management team of the Funds.  The closing of the Acquisition is expected to occur in the first half of 2015 or as soon as practical thereafter (the “Closing”), provided all of the conditions to the Closing are met. The Acquisition will cause the investment advisory agreement between Compass and the Trust, on behalf of the Funds to automatically terminate as required by law. On January 29, 2015, the Board met to consider the approval of a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Funds, and Victory. The New Advisory Agreement is substantially similar in all material respects to the current advisory agreement with Compass. The effective date of the New Advisory Agreement with respect to the Funds will be the later of the date shareholders of the Funds approve the New Advisory Agreement, or upon the closing of the Acquisition.

i) Recent Accounting Pronouncement - In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

(2) INVESTMENT TRANSACTIONS

For the period ended December 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments and in-kind transactions) for the Funds were as follows:

Fund	Purchases	Sales
Compass EMP U.S. 500 Volatility Weighted Index ETF	$ 300,851	$ 445,391
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	6,602,969	1,998,291
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	4,860,596	1,042,739
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	1,767,522	561,263
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	7,835	15,212

For the period ended December 31, 2014, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Compass EMP U.S. 500 Volatility Weighted Index ETF	$ 7,803,783	$ 732,184
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	52,299,029	4,650,359
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	50,934,836	3,998,348
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	12,327,269	1,206,403
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	6,782,938	0

(3) MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.50% of average net assets of the U.S. 500 Volatility Weighted Index ETF, 0.60% of average net assets of the of the U.S. Enhanced Volatility Weighted Index ETF, U.S. Discovery 500 Enhanced Volatility Weighted Index ETF, and U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF,  and 0.70% of the of average net assets of the Developed 500 Enhanced Volatility Weighted Index ETF, with such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the period ended December 31, 2014, management fees incurred by the Funds as well as amounts due to or from the Manager at December 31, 2014 were as follows:

Fund	Management Fees	Due To/(From) Manager at December 31, 2014
Compass EMP U.S. 500 Volatility Weighted Index ETF	$ 16,768	($7,394)
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	95,087	19,598
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	78,884	20,016
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	21,910	(1,801)
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	6,399	(8,659)

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.58% of average net assets of the U.S. 500 Volatility Weighted Index ETF, 0.68% of average net assets of the of the U.S. Enhanced Volatility Weighted Index ETF, U.S. Discovery 500 Enhanced Volatility Weighted Index ETF, and U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF,  and 0.78% of the of average net assets of the Developed 500 Enhanced Volatility Weighted Index ETF, through October 31, 2015.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2014, the Manager waived management fees and reimbursed expenses as follows:

Fund	Management Fees Waived / Expense Reimbursed
Compass EMP U.S. 500 Volatility Weighted Index ETF	( $ 62,066)
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	(50,065)
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	(44,704)
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	(42,343)
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	(33,043)

As of December 31, 2014, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2017
Compass EMP U.S. 500 Volatility Weighted Index ETF	$ 62,066
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	50,065
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	44,704
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	42,343
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	33,043

 (7) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following periods was as follows:

For the period ended December 31, 2014:
	Ordinary	Realized
	Income	Gain
Compass EMP U.S. 500 Volatility Weighted Index ETF	$ 45,747
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	217,178
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	423,193
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	47,065
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	7,270	471

COMPASS EMP FUNDS

EXPENSE EXAMPLES

December 31, 2014 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is ased on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled "Actual" help you estimate the actual expenses you paid over the period. The "Actual Ending Account Value" shown is derived from a Fund's actual return and the "Actual Expenses Paid During Period" show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled "Actual Expenses Paid During Period".

Hypothetical Example for Comparison Purposes

The columns under the heading entitled "Hypothetical" provide information about hypothetical account value and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annual Expense Ratio	Beginning Account Value^	Ending Account Value 12/31/14	Expenses Paid During Period (a)	Ending Account Value 12/31/14	Expenses Paid During Period
Compass EMP U.S. 500 Volatility Weighted Index ETF	0.58%	$1,000.00	$1,046.90	$2.99	$1,022.28	$2.96
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	0.68%	$1,000.00	$1,052.80	$3.52	$1,021.78	$3.47
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	0.68%	$1,000.00	$1,066.70	$3.54	$1,021.78	$3.47
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	0.68%	$1,000.00	$1,098.90	$2.99	$1,018.23	$2.88
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	0.78%	$1,000.00	$980.80	$1.97	$1,010.75	$2.00
^ Compass EMP U.S. 500 Volatility Weighted Index ETF, Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF, and Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF commenced operations on July 1, 2014. Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF commenced operations on August 1, 2014. Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF commenced operations on September 30, 2014.

(a) Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by days in period, and divided by 365.

SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

Approval of Advisory Agreement -- In connection with a meeting held April 8, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Compass EMP Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the renewal of an investment advisory agreement (the “Management Agreement”) between Compass Efficient Model Portfolios, LLC (“Compass” or the “Adviser”) and the Trust, with respect to the Compass EMP U.S. 500 Volatility Weighted Index ETF, Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF, Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF, Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF and Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF (collectively, the “Compass EMP ETFs”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Management Agreement.

Nature, Extent and Quality of Services.   The Board considered the history of Compass and its personnel and its relationship with the Trust.  Mr. Hammers noted that since the Board’s last review of Compass on December 17, 2012, Compass has been committed to building the necessary resources to build and grow the funds it advises. He explained that this effort has included the hiring of Pleshetta Loftin as Compass’ Chief Compliance Officer and increasing the size of its sales and portfolio management team.  The Board then reviewed materials provided by Compass related to the proposed Management Agreement between the Trust and Compass, including Compass’ Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each Compass EMP ETF, including the team of individuals that primarily monitor and execute the investment process.  The Board considered Compass’ management committees and Investment Committee structure.   The Board then reviewed the capitalization of Compass based on financial information provided by Compass and discussions with officers of Compass.  The Board noted its previous experience with Compass as a positive factor in its consideration of the Management Agreement and noted that Mr. Walker has maintained the Adviser’s strong operations.  The Board concluded that Compass has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by Compass to each Compass EMP ETF were satisfactory and reliable.

Performance.   In assessing the Compass EMP ETFs’ performance, the Board, including the Independent Trustees, considered the past performance of the three parallel mutual funds currently managed by Compass that have corresponding strategies to the Compass EMP ETFs, each as compared to their peer groups, as well as other indicators of Compass’ track record, including the performance of the other series of the Trust since inception.  With respect to the three parallel mutual funds currently managed by Compass, the Trustees noted that each of the parallel funds had positive returns for the previous year and that one of the funds beat at least one of its respective benchmarks over multiple periods, and the other two parallel funds were improving their performance and had nearly matched the returns of at least one benchmark.  The Board concluded that the overall performance of the parallel mutual funds was satisfactory.  With respect to the Compass EMP ETFs that do not have parallel mutual funds for comparison, the other series of the Trust have had favorable performance since their inception, and the Board concluded there was a reasonable expectation that Compass would provide a satisfactory level of investment return for shareholders.

SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

Fees and Expenses.   As to the costs of the services to be provided and profits to be realized by Compass, the Board reviewed each Compass EMP ETF’s proposed advisory fee and overall expense structure as compared to peer groups comprised of other ETFs selected by Compass.  The Board noted that Compass proposed to charge the following annual advisory fees based on the average net assets of the New Funds:

Fund	Annual Advisory Fee
Compass EMP U.S. 500 Volatility Weighted Index ETF	0.50%
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	0.60%
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	0.60%
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	0.60%
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	0.70%

The Trustees further noted that Compass has agreed to enter into an expense limitation agreement with the Trust to limit the expense ratio for the Compass EMP ETFs until October 31, 2015 as follows:

Fund	Threshold
Compass EMP U.S. 500 Volatility Weighted Index ETF	0.58%
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	0.68%
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	0.68%
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	0.68%
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	0.78%

Mr. Hammers then discussed each peer group that was provided by Compass on a fund-by-fund basis, explaining to the Board the rationale for the proposed fee for each Compass EMP ETF.  Mr. Hammers explained that peer group funds are selected based on similarity of management style and Morningstar category. The Board noted that each Compass EMP ETF’s advisory fee was higher than its peer group average, but that the peer group ETFs did not appear to have the active hedging feature of each Compass EMP ETF, which allows the manager to convert the portfolio to cash when needed and requires active management by the Adviser.  Further, they noted favorably the expense limitation limits agreed to by the Adviser would reduce the net advisory fees to amounts comparable to the peer group averages. The Trustees then discussed the fact that the proposed advisory fees for the Compass EMP ETFs are lower than the fees that are in place for the three parallel mutual funds managed by Compass, but noted that this appeared reasonable due to the different demands placed on the Adviser compared to the mutual funds, e.g. the ETFs have no daily cash inflows and therefore daily portfolio management duties are lessened in an ETF context. The Board concluded that, based on Compass experience, expertise, and services to be provided to each Compass EMP ETF, as well as the peer group information provided, the fees proposed by Compass were reasonable.

SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

Profitability. The Board also considered the level of profits that could be expected to accrue to Compass with respect to each Compass EMP ETF, based on profitability reports, and projected financial information provided by Compass.  The Trustees concluded that based on the services provided and the projected growth of each Compass EMP ETF, the anticipated profits from Compass’ relationship with the Compass EMP ETFs would not be excessive.

Economies of Scale. The Trustees considered whether there would be economies of scale with respect to the management of each Compass EMP ETF.  They noted that there were no breakpoints included in the current advisory fee schedule, but that Compass indicated its willingness to discuss the matter with the Board as each Compass EMP ETF grows.  The Trustees further noted that, it did not appear that significant economies of scale would be achieved before the next renewal. The Trustees agreed that in light of the Adviser’s willingness to consider breakpoints as the Compass EMP ETFs grows, the absence of breakpoints at this time was acceptable.

            Conclusion. Having requested and received such information from Compass as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Management Agreement is in the best interests of the Compass EMP ETFs and their future shareholders.

PRIVACY NOTICE

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
■     Social Security number and wire transfer instructions
■     account transactions and transaction history
■     investment experience and purchase history
When you are no longer a customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Compass EMP Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-866-376-7890

What we do
How does Compass EMP Funds Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.
We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?
We collect your personal information, for example, when you
■       open and account or deposit money
■       direct us to buy securities or direct us to sell your securities
■       seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■      sharing for affiliates’ everyday business purposes-information about your creditworthiness
■      affiliates from using your information to market to you
■      sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.
■    Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds’ investment advisor.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-376-7890 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-376-7890.

INVESTMENT ADVISOR
Compass Efficient Model Portfolios, LLC
213 Overlook Circle
Suite A-1
Brentwood, TN 37027

ADMINISTRATOR
U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Compass EMP Trust

By (Signature and Title)*/s/ Stephen M. Hammers
                                              Stephen M. Hammers, President

Date  March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen M. Hammers
                                             Stephen M. Hammers, President

Date  March 10, 2015

By (Signature and Title)* /s/ Robert W. Walker
                                              Robert W. Walker, Treasurer

Date  March 10, 2015

* Print the name and title of each signing officer under his or her signature.